UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04391

Old Mutual Funds II
(Exact name of registrant as specified in charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Address of principal executive offices)

Julian F. Sluyters
4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Name and address of agent for service)

Copies to:

William H. Rheiner, Esq.	Andra C. Ozols, Esq.
Stradley Ronon Stevens & Young, LLP	Old Mutual Capital, Inc.
2600 One Commerce Square	4643 South Ulster Street, Suite 600
Philadelphia, PA 19103	Denver, CO 80237
(215) 564-8082	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Item 1.                       Schedule of Investments.

Old Mutual Analytic U.S. Long/Short Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2009 (UNAUDITED)

Description	Shares/Face Amount (000)	Value (000)
Common Stock - 116.7%
Aerospace/Defense - 2.1%
General Dynamics (B)	49,170	$3,352
Total Aerospace/Defense		3,352
Agricultural Chemicals - 0.0%
CF Industries Holdings	817	74
Total Agricultural Chemicals		74
Airlines - 2.0%
Southwest Airlines	288,082	3,293
Total Airlines		3,293
Applications Software - 6.5%
Microsoft (B)	344,290	10,497
Total Applications Software		10,497
Auto/Truck Parts & Equipment-Original - 0.7%
Autoliv	27,599	1,197
Total Auto/Truck Parts & Equipment-Original		1,197
Auto-Cars/Light Trucks - 0.4%
Ford Motor*	58,027	580
Total Auto-Cars/Light Trucks		580
Beverages-Non-Alcoholic - 0.1%
Pepsi Bottling Group	2,433	91
Total Beverages-Non-Alcoholic		91
Building-Mobile Home/Manufactured Housing - 0.0%
Thor Industries	980	31
Total Building-Mobile Home/Manufactured Housing		31
Building-Residential/Commercial - 0.0%
NVR*	92	65
Total Building-Residential/Commercial		65
Cable/Satellite TV - 5.6%
Comcast, Cl A (B)	454,570	7,664
DISH Network, Cl A	64,754	1,345
Total Cable/Satellite TV		9,009
Casino Hotels - 1.0%
Las Vegas Sands*	105,818	1,581
Total Casino Hotels		1,581
Cellular Telecommunications - 0.0%
NII Holdings, Cl B*	497	17
Total Cellular Telecommunications		17
Chemicals-Diversified - 1.8%
Huntsman	249,225	2,814
Total Chemicals-Diversified		2,814
Chemicals-Specialty - 0.2%
Cabot	10,185	267
Total Chemicals-Specialty		267
Commercial Banks-Eastern US - 0.3%
M&T Bank	8,235	551
Total Commercial Banks-Eastern US		551
Commercial Banks-Southern US - 0.0%
BancorpSouth	1,351	32
Total Commercial Banks-Southern US		32
Commercial Services - 0.1%
Alliance Data Systems*	2,379	154
Total Commercial Services		154
Commercial Services-Finance - 1.8%
Moody's	106,924	2,866
Total Commercial Services-Finance		2,866
Computer Services - 0.3%
Affiliated Computer Services, Cl A*	1,762	105
Computer Sciences* (B)	5,732	330
Total Computer Services		435
Computers - 5.7%
Dell*	9,074	130
International Business Machines (B)	68,578	8,977
Sun Microsystems*	11,868	111
Total Computers		9,218
Cosmetics & Toiletries - 0.3%
Estee Lauder, Cl A	10,241	495
Total Cosmetics & Toiletries		495
Diagnostic Kits - 0.1%
IDEXX Laboratories*	692	37
Inverness Medical Innovations*	1,451	60
Total Diagnostic Kits		97
Distribution/Wholesale - 2.3%
Fastenal	5,175	216
Ingram Micro, Cl A*	28,164	491
Tech Data*	62,589	2,920
Total Distribution/Wholesale		3,627
Diversified Banking Institution - 0.0%
Bank of America	1,558	23
Total Diversified Banking Institution		23
Diversified Manufacturing Operations - 1.1%
Illinois Tool Works	37,912	1,819
Total Diversified Manufacturing Operations		1,819
E-Commerce/Services - 0.6%
eBay* (B)	39,924	940
IAC/InterActiveCorp*	4,329	89
Total E-Commerce/Services		1,029
Electric-Integrated - 2.6%
DTE Energy	3,617	158
FirstEnergy	86,469	4,016
Total Electric-Integrated		4,174
Electronic Components-Semiconductors - 6.2%
Intel	173,033	3,530
Texas Instruments (B)	245,845	6,407
Total Electronic Components-Semiconductors		9,937
Engineering/R&D Services - 2.5%
Fluor (B)	62,517	2,816
KBR (B)	59,665	1,134
Total Engineering/R&D Services		3,950
Filtration/Separation Products - 0.4%
Donaldson	15,782	671
Total Filtration/Separation Products		671
Finance-Credit Card - 7.2%
American Express (B)	184,906	7,492
Discover Financial Services (B)	272,933	4,015
Total Finance-Credit Card		11,507
Finance-Investment Banker/Broker - 0.0%
Raymond James Financial	2,190	52
Total Finance-Investment Banker/Broker		52
Food-Miscellaneous/Diversified - 1.9%
McCormick	1,990	72
Sara Lee	243,133	2,961
Total Food-Miscellaneous/Diversified		3,033
Food-Wholesale/Distribution - 3.1%
Sysco (B)	177,769	4,967
Total Food-Wholesale/Distribution		4,967
Gas-Distribution - 0.2%
Energen	8,234	385
Total Gas-Distribution		385
Hospital Beds/Equipment - 0.0%
Kinetic Concepts*	828	31
Total Hospital Beds/Equipment		31
Independent Power Producer - 0.0%
Mirant*	2,662	41
Total Independent Power Producer		41
Investment Management/Advisory Services - 4.5%
T Rowe Price Group	137,291	7,311
Total Investment Management/Advisory Services		7,311
Machinery-Farm - 0.3%
AGCO* (B)	16,215	524
Total Machinery-Farm		524
Machinery-Pumps - 0.1%
Graco	4,396	126
Total Machinery-Pumps		126
Medical Information Systems - 0.0%
IMS Health	3,172	67
Total Medical Information Systems		67
Medical Instruments - 0.1%
Beckman Coulter	2,060	135
Total Medical Instruments		135
Medical Products - 1.9%
Johnson & Johnson (B)	27,556	1,775
Stryker (B)	18,470	930
Zimmer Holdings*	4,532	268
Total Medical Products		2,973
Medical-Biomedical/Genetic - 7.4%
Amgen*	111,485	6,307
Biogen Idec*	103,491	5,537
Total Medical-Biomedical/Genetic		11,844
Medical-Generic Drugs - 0.1%
Mylan*	12,764	235
Total Medical-Generic Drugs		235
Medical-Wholesale Drug Distributors - 9.7%
AmerisourceBergen (B)	229,590	5,985
Cardinal Health	217,842	7,023
McKesson (B)	42,190	2,637
Total Medical-Wholesale Drug Distributors		15,645
Metal-Iron - 1.4%
Cliffs Natural Resources	49,273	2,271
Total Metal-Iron		2,271
Non-Hazardous Waste Disposal - 0.2%
Waste Management	8,023	271
Total Non-Hazardous Waste Disposal		271
Office Automation & Equipment - 0.1%
Xerox	14,667	124
Total Office Automation & Equipment		124
Oil & Gas Drilling - 0.0%
Patterson-UTI Energy	3,551	55
Total Oil & Gas Drilling		55
Oil Companies-Exploration & Production - 0.3%
XTO Energy	9,143	425
Total Oil Companies-Exploration & Production		425
Oil Companies-Integrated - 12.6%
Chevron (B)	123,408	9,501
Exxon Mobil (B)	33,429	2,280
Hess	90,037	5,447
Murphy Oil	56,167	3,044
Total Oil Companies-Integrated		20,272
Oil-Field Services - 0.1%
BJ Services	4,711	88
Total Oil-Field Services		88
Power Conversion/Supply Equipment - 0.4%
Hubbell, Cl B	12,723	602
Total Power Conversion/Supply Equipment		602
Publishing-Newspapers - 0.3%
New York Times, Cl A*	32,315	399
Total Publishing-Newspapers		399
Quarrying - 0.1%
Vulcan Materials	1,814	96
Total Quarrying		96
Real Estate Operation/Development - 0.0%
St. Joe*	2,038	59
Total Real Estate Operation/Development		59
Reinsurance - 0.0%
Endurance Specialty Holdings	1,704	63
Total Reinsurance		63
REITs-Mortgage - 1.6%
Chimera Investment	642,486	2,493
Total REITs-Mortgage		2,493
REITs-Shopping Centers - 0.0%
Federal Realty Investment Trust	464	31
Total REITs-Shopping Centers		31
REITs-Single Tenant - 0.1%
Realty Income	4,137	107
Total REITs-Single Tenant		107
Retail-Computer Equipment - 0.2%
GameStop, Cl A*	17,680	388
Total Retail-Computer Equipment		388
Retail-Discount - 0.6%
Big Lots*	30,736	891
Total Retail-Discount		891
Retail-Drug Store - 1.1%
Walgreen (B)	45,978	1,688
Total Retail-Drug Store		1,688
S&L/Thrifts-Eastern US - 0.6%
Hudson City Bancorp	14,004	192
New York Community Bancorp	55,606	807
Total S&L/Thrifts-Eastern US		999
Schools - 0.0%
Career Education*	2,923	68
Total Schools		68
Super-Regional Banks-US - 2.5%
US Bancorp (B)	176,056	3,963
Total Super-Regional Banks-US		3,963
Telecommunications Equipment-Fiber Optics - 4.4%
Corning (B)	369,076	7,127
Total Telecommunications Equipment-Fiber Optics		7,127
Telephone-Integrated - 4.2%
AT&T (B)	143,944	4,035
Sprint Nextel* (B)	758,443	2,776
Total Telephone-Integrated		6,811
Tobacco - 3.4%
Philip Morris International	113,999	5,494
Total Tobacco		5,494
Tools-Hand Held - 0.0%
Black & Decker	1,056	68
Total Tools-Hand Held		68
Transport-Equipment & Leasing - 0.0%
GATX	1,495	43
Total Transport-Equipment & Leasing		43
Transport-Rail - 0.3%
Burlington Northern Santa Fe	4,130	407
Total Transport-Rail		407
Wireless Equipment - 1.0%
Motorola* (B)	206,777	1,605
Total Wireless Equipment		1,605
Total Common Stock (Cost $157,955)		187,730
U.S. Treasury Obligations - 0.5%
United States Treasury Bill 0.333%, 09/23/10 (C)	$850	848
Total U.S. Treasury Obligations (Cost $848)		848
Money Market Fund - 2.4%
Dreyfus Cash Management Fund, Institutional Class, 0.070% (A)	3,850,775	3,851
Total Money Market Fund (Cost $3,851)		3,851
Total Investments - 119.6% (Cost $162,654)†		192,429
Securities Sold Short - (19.5)%
Advertising Sales - (0.7)%
Clear Channel Outdoor Holdings, Cl A*	(107,931)	(1,121)
Total Advertising Sales		(1,121)
Aerospace/Defense-Equipment - (0.0)%
BE Aerospace*	(1,333)	(31)
Total Aerospace/Defense-Equipment		(31)
Applications Software - (1.3)%
Nuance Communications*	(136,444)	(2,120)
Total Applications Software		(2,120)
Broadcast Services/Programming - (1.8)%
Liberty Media - Capital, Ser A*	(123,974)	(2,961)
Total Broadcast Services/Programming		(2,961)
Diversified Manufacturing Operations - (0.0)%
Brink's	(2,722)	(66)
Total Diversified Manufacturing Operations		(66)
Diversified Operations - (0.4)%
Leucadia National*	(29,399)	(699)
Total Diversified Operations		(699)
Electric-Integrated - (0.1)%
NV Energy	(7,127)	(88)
Total Electric-Integrated		(88)
Electronic Components-Semiconductors - (1.1)%
Rambus*	(72,054)	(1,758)
Total Electronic Components-Semiconductors		(1,758)
Electronic Design Automation - (0.9)%
Cadence Design Systems*	(226,153)	(1,355)
Synopsys*	(5,177)	(115)
Total Electronic Design Automation		(1,470)
Enterprise Software/Services - (0.1)%
Novell*	(18,893)	(78)
Total Enterprise Software/Services		(78)
Finance-Auto Loans - (0.1)%
AmeriCredit*	(3,470)	(66)
Total Finance-Auto Loans		(66)
Finance-Consumer Loans - (0.2)%
SLM*	(18,885)	(213)
Student Loan	(2,747)	(128)
Total Finance-Consumer Loans		(341)
Food-Canned - (0.0)%
Del Monte Foods	(5,415)	(61)
Total Food-Canned		(61)
Insurance Brokers - (0.3)%
Brown & Brown	(26,296)	(473)
Total Insurance Brokers		(473)
Medical-Biomedical/Genetic - (4.1)%
Abraxis Bioscience*	(1,894)	(77)
Dendreon*	(77,844)	(2,046)
United Therapeutics*	(30,239)	(1,592)
Vertex Pharmaceuticals*	(65,808)	(2,820)
Total Medical-Biomedical/Genetic		(6,535)
Medical-Drugs - (1.9)%
King Pharmaceuticals*	(250,216)	(3,070)
Total Medical-Drugs		(3,070)
Multi-line Insurance - (0.7)%
Old Republic International	(118,401)	(1,189)
Total Multi-line Insurance		(1,189)
Oil & Gas Drilling - (0.1)%
Seahawk Drilling*	(3,852)	(87)
Total Oil & Gas Drilling		(87)
Oil Companies-Exploration & Production - (0.2)%
Range Resources	(6,560)	(327)
Total Oil Companies-Exploration & Production		(327)
Oil-Field Services - (0.2)%
Exterran Holdings*	(12,410)	(266)
Total Oil-Field Services		(266)
Pipelines - (1.4)%
El Paso	(226,719)	(2,229)
Total Pipelines		(2,229)
Retail-Apparel/Shoe - (0.1)%
Phillips-Van Heusen	(2,573)	(105)
Total Retail-Apparel/Shoe		(105)
Satellite Telecommunications - (0.0)%
EchoStar, Cl A*	(2,415)	(49)
Total Satellite Telecommunications		(49)
Semiconductor Components-Integrated Circuits - (1.3)%
Cypress Semiconductor*	(186,739)	(1,972)
Integrated Device Technology*	(8,900)	(58)
Total Semiconductor Components-Integrated Circuits		(2,030)
Telecommunications Equipment - (0.1)%
Tellabs*	(30,113)	(171)
Total Telecommunications Equipment		(171)
Telecommunications Equipment-Fiber Optics - (0.9)%
Ciena*	(135,510)	(1,469)
Total Telecommunications Equipment-Fiber Optics		(1,469)
Television - (0.0)%
CTC Media*	(3,237)	(48)
Total Television		(48)
Transport-Services - (0.0)%
UTi Worldwide	(1,964)	(28)
Total Transport-Services		(28)
X-Ray Equipment - (1.5)%
Hologic*	(168,980)	(2,450)
Total X-Ray Equipment		(2,450)
Total Securities Sold Short (Proceeds received $(27,499))		(31,386)
Other Assets and Liabilities, Net - (0.1)%		(192)
Total Net Assets - 100.0%		$160,851

The Fund had the following futures contracts open as of December 31, 2009:

		Contract		Unrealized
	Number of	Value	Expiration	Depreciation
Contract Description	Contracts	(000)	Date	(000	) (1)
S&P 500 EMINI Index - Long	77	$4,276	03/19/2010	$(7)
				$(7)
_________________________________
(1) The amount represents the fair value of derivative instruments subject to equity contract risk exposure as of December 31, 2009

* Non-income producing security.

(A) - The rate reported represents the 7-day effective yield as of December 31, 2009.
(B) - All or a portion of this security is held as cover for securities sold short.
(C) - All or a portion of this security is held as required margin for open futures contracts. The rate reported represents the effective yield at the time of purchase.

Cl - Class
R&D - Research and Development
REITs - Real Estate Investment Trusts
S&L - Savings and Loan
Ser - Series

Cost figures are shown with "000's" omitted.

† At December 31, 2009, the approximate tax basis cost of the Fund’s investments was $162,654 (000), and the unrealized appreciation and depreciation were $31,177 (000) and $(1,402) (000), respectively.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of December 31, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1		Level 2	Level 3	Total
Investments
Common Stock	$187,730		$-	$-	$187,730
U.S. Treasury Obligations	-		848	-	848
Money Market Fund	3,851		-	-	3,851
Securities Sold Short
Securities Sold Short	(31,386)		-	-	(31,386)
Other Financial Instruments
Futures Contracts*	(7	) *	-	-	(7)
Total Investments	$160,188		$848	$-	$161,036
* Futures Contracts are not reflected in the Schedule of Investments and are valued at the unrealized appreciation/depreciation of the instrument.

Old Mutual Barrow Hanley Value Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 94.5%
Aerospace/Defense - 2.6%
Raytheon	75,900	$3,910
Total Aerospace/Defense		3,910
Applications Software - 3.0%
Microsoft	146,600	4,470
Total Applications Software		4,470
Beverages-Wine/Spirits - 2.5%
Diageo ADR	53,372	3,705
Total Beverages-Wine/Spirits		3,705
Chemicals-Diversified - 1.5%
E.I. du Pont de Nemours	67,500	2,273
Total Chemicals-Diversified		2,273
Computers - 5.9%
Hewlett-Packard	88,203	4,543
International Business Machines	32,150	4,208
Total Computers		8,751
Cruise Lines - 1.0%
Carnival*	48,058	1,523
Total Cruise Lines		1,523
Diversified Banking Institution - 6.1%
Bank of America	142,963	2,153
Citigroup	963,000	3,188
JPMorgan Chase	87,357	3,640
Total Diversified Banking Institution		8,981
Diversified Manufacturing Operations - 10.3%
Cooper Industries, Cl A ADR	91,700	3,910
General Electric	198,130	2,998
Honeywell International	67,538	2,648
Illinois Tool Works	59,555	2,858
ITT	57,200	2,845
Total Diversified Manufacturing Operations		15,259
Electric-Integrated - 5.3%
Constellation Energy Group	30,300	1,066
Dominion Resources	78,724	3,064
Duke Energy	171,020	2,943
Entergy	8,700	712
Total Electric-Integrated		7,785
Electronic Components-Semiconductors - 2.3%
Intel	166,400	3,395
Total Electronic Components-Semiconductors		3,395
Finance-Consumer Loans - 1.0%
SLM*	128,488	1,448
Total Finance-Consumer Loans		1,448
Finance-Credit Card - 2.6%
American Express	93,562	3,791
Total Finance-Credit Card		3,791
Food-Wholesale/Distribution - 0.6%
Sysco	31,860	890
Total Food-Wholesale/Distribution		890
Funeral Services & Related Items - 0.9%
Service Corp International	165,800	1,358
Total Funeral Services & Related Items		1,358
Gas-Distribution - 1.2%
CenterPoint Energy	122,700	1,780
Total Gas-Distribution		1,780
Hotels & Motels - 1.3%
Wyndham Worldwide	94,487	1,906
Total Hotels & Motels		1,906
Medical Labs & Testing Services - 2.5%
Quest Diagnostics	60,844	3,674
Total Medical Labs & Testing Services		3,674
Medical Products - 2.6%
Baxter International	66,358	3,894
Total Medical Products		3,894
Medical-Drugs - 5.6%
Bristol-Myers Squibb	163,801	4,136
Pfizer	226,304	4,116
Total Medical-Drugs		8,252
Medical-HMO - 1.5%
WellPoint*	37,512	2,187
Total Medical-HMO		2,187
Medical-Wholesale Drug Distributors - 1.8%
Cardinal Health	82,500	2,660
Total Medical-Wholesale Drug Distributors		2,660
Multi-line Insurance - 0.9%
XL Capital, Cl A	73,061	1,339
Total Multi-line Insurance		1,339
Oil Companies-Exploration & Production - 2.8%
Occidental Petroleum	50,622	4,118
Total Oil Companies-Exploration & Production		4,118
Oil Companies-Integrated - 4.5%
BP ADR	47,600	2,759
ConocoPhillips	77,295	3,947
Total Oil Companies-Integrated		6,706
Pipelines - 2.4%
Spectra Energy	177,072	3,632
Total Pipelines		3,632
Retail-Drug Store - 1.0%
CVS Caremark	45,500	1,466
Total Retail-Drug Store		1,466
Super-Regional Banks-US - 6.4%
Capital One Financial	54,440	2,087
PNC Financial Services Group	68,636	3,623
Wells Fargo	137,415	3,709
Total Super-Regional Banks-US		9,419
Telephone-Integrated - 1.9%
AT&T	48,314	1,354
Verizon Communications	42,558	1,410
Total Telephone-Integrated		2,764
Television - 0.7%
CBS	70,900	996
Total Television		996
Tobacco - 6.8%
Altria Group	83,732	1,644
Imperial Tobacco Group ADR	63,947	4,053
Philip Morris International	91,200	4,395
Total Tobacco		10,092
Tools-Hand Held - 2.4%
Stanley Works	69,211	3,565
Total Tools-Hand Held		3,565
Wireless Equipment - 2.6%
Nokia OYJ ADR	297,224	3,819
Total Wireless Equipment		3,819
Total Common Stock (Cost $131,770)		139,808
Money Market Fund - 5.4%
Dreyfus Cash Management Fund, Institutional Class, 0.070% (A)	8,037,886	8,038
Total Money Market Fund (Cost $8,038)		8,038
Total Investments - 99.9% (Cost $139,808)†		147,846
Other Assets and Liabilities, Net - 0.1%		60
Total Net Assets - 100.0%		$147,906

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of December 31, 2009.

ADR - American Depositary Receipt
Cl - Class
HMO - Health Maintenance Organization

† At December 31, 2009, the approximate tax basis cost of the Fund’s investments was $139,808 (000), and the unrealized appreciation and depreciation were $19,783 (000) and $(11,745) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of December 31, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$139,808	$-	$-	$139,808
Money Market Fund	8,038	-	-	8,038
Total Investments	$147,846	$-	$-	$147,846

Old Mutual Focused Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 97.2%
Applications Software - 3.6%
Microsoft	732,135	$22,323
Total Applications Software		22,323
Beverages-Non-Alcoholic - 3.8%
PepsiCo	388,484	23,620
Total Beverages-Non-Alcoholic		23,620
Cable/Satellite TV - 4.2%
Comcast, Special Cl A	1,608,480	25,752
Total Cable/Satellite TV		25,752
Computers - 4.0%
Apple*	81,981	17,287
Dell*	538,502	7,733
Total Computers		25,020
Diversified Banking Institution - 3.4%
JPMorgan Chase	507,301	21,139
Total Diversified Banking Institution		21,139
Electric-Integrated - 3.7%
Exelon	468,452	22,893
Total Electric-Integrated		22,893
Electronic Components-Semiconductors - 5.3%
Intel	864,719	17,640
Texas Instruments	590,851	15,398
Total Electronic Components-Semiconductors		33,038
Fiduciary Banks - 4.3%
State Street	612,629	26,674
Total Fiduciary Banks		26,674
Independent Power Producer - 3.1%
NRG Energy*	827,326	19,533
Total Independent Power Producer		19,533
Medical Instruments - 3.7%
Medtronic	528,184	23,230
Total Medical Instruments		23,230
Medical Products - 6.3%
Johnson & Johnson	472,957	30,463
Zimmer Holdings*	143,281	8,469
Total Medical Products		38,932
Medical-Drugs - 6.1%
Merck	485,186	17,729
Pfizer	1,092,547	19,873
Total Medical-Drugs		37,602
Medical-HMO - 3.8%
UnitedHealth Group	777,707	23,704
Total Medical-HMO		23,704
Multi-line Insurance - 9.1%
Allstate	900,724	27,058
MetLife	825,760	29,191
Total Multi-line Insurance		56,249
Networking Products - 4.0%
Cisco Systems*	1,045,113	25,020
Total Networking Products		25,020
Oil Companies-Integrated - 5.7%
BP ADR	146,605	8,499
Exxon Mobil	397,209	27,086
Total Oil Companies-Integrated		35,585
Oil-Field Services - 1.6%
Halliburton	333,618	10,039
Total Oil-Field Services		10,039
Pipelines - 2.4%
El Paso	1,507,680	14,820
Total Pipelines		14,820
Reinsurance - 4.3%
Berkshire Hathaway, Cl B*	8,107	26,640
Total Reinsurance		26,640
Retail-Discount - 4.3%
Wal-Mart Stores	501,839	26,823
Total Retail-Discount		26,823
Retail-Drug Store - 5.0%
CVS Caremark	967,010	31,147
Total Retail-Drug Store		31,147
Transport-Services - 2.6%
United Parcel Service, Cl B	280,516	16,093
Total Transport-Services		16,093
Web Portals/ISP - 2.9%
Google, Cl A*	28,650	17,762
Total Web Portals/ISP		17,762
Total Common Stock (Cost $570,687)		603,638
Money Market Fund - 2.5%
Dreyfus Cash Management Fund, Institutional Class, 0.070% (A)	15,681,349	15,681
Total Money Market Fund (Cost $15,681)		15,681
Total Investments - 99.7% (Cost $586,368)†		619,319
Other Assets and Liabilities, Net - 0.3%		1,688
Total Net Assets - 100.0%		$621,007

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of December 31, 2009.

ADR - American Depositary Receipt
Cl - Class
HMO - Health Maintenance Organization
ISP - Internet Service Provider

† At December 31, 2009, the approximate tax basis cost of the Fund’s investments was $586,368 (000), and the unrealized appreciation and depreciation were $36,823 (000) and $(3,872) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of December 31, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$603,638	$-	$-	$603,638
Money Market Fund	15,681	-	-	15,681
Total Investments	$619,319	$-	$-	$619,319

Old Mutual Heitman REIT Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 98.1%
Real Estate Operation/Development - 1.7%
Brookfield Properties	66,400	$805
Pebblebrook Hotel Trust*	8,400	185
Total Real Estate Operation/Development		990
REITs-Apartments - 15.4%
American Campus Communities	54,216	1,524
AvalonBay Communities	21,662	1,779
BRE Properties	17,600	582
Camden Property Trust	24,426	1,035
Equity Residential	64,982	2,195
Home Properties	26,900	1,283
Post Properties	37,200	729
Total REITs-Apartments		9,127
REITs-Diversified - 9.9%
Digital Realty Trust	48,902	2,459
PS Business Parks	11,793	590
Vornado Realty Trust	40,501	2,833
Total REITs-Diversified		5,882
REITs-Health Care - 13.3%
HCP	107,825	3,293
Health Care REIT	52,667	2,334
Senior Housing Properties Trust	42,500	930
Ventas	29,217	1,278
Total REITs-Health Care		7,835
REITs-Hotels - 6.1%
DiamondRock Hospitality	104,300	883
Hospitality Properties Trust	55,200	1,309
Host Hotels & Resorts*	55,814	651
LaSalle Hotel Properties	35,900	762
Total REITs-Hotels		3,605
REITs-Manufactured Homes - 1.7%
Equity Lifestyle Properties	19,380	978
Total REITs-Manufactured Homes		978
REITs-Office Property - 16.9%
Boston Properties	39,685	2,662
Brandywine Realty Trust	133,900	1,526
Corporate Office Properties Trust SBI	44,136	1,617
Highwoods Properties	27,575	920
Mack-Cali Realty	37,231	1,287
SL Green Realty	39,000	1,959
Total REITs-Office Property		9,971
REITs-Regional Malls - 13.5%
Macerich	26,015	935
Simon Property Group	69,912	5,579
Taubman Centers	40,850	1,467
Total REITs-Regional Malls		7,981
REITs-Shopping Centers - 8.2%
Federal Realty Investment Trust	31,203	2,113
Kimco Realty	172,800	2,338
Regency Centers	12,000	421
Total REITs-Shopping Centers		4,872
REITs-Storage - 5.9%
Public Storage	42,723	3,480
Total REITs-Storage		3,480
REITs-Warehouse/Industrial - 5.5%
EastGroup Properties	16,775	642
ProLogis	190,682	2,610
Total REITs-Warehouse/Industrial		3,252
Total Common Stock (Cost $42,864)		57,973
Money Market Fund - 1.7%
Dreyfus Cash Management Fund, Institutional Class, 0.070% (A)	1,027,153	1,027
Total Money Market Fund (Cost $1,027)		1,027
Total Investments - 99.8% (Cost $43,891)†		59,000
Other Assets and Liabilities, Net - 0.2%		109
Total Net Assets - 100.0%		$59,109

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of December 31, 2009.

REITs - Real Estate Investment Trusts

† At December 31, 2009, the approximate tax basis cost of the Fund’s investments was $43,891 (000), and the unrealized appreciation and depreciation were $15,109 (000) and $(0) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of December 31, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$57,973	$-	$-	$57,973
Money Market Fund	1,027	-	-	1,027
Total Investments	$59,000	$-	$-	$59,000

Old Mutual Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 98.3%
Agricultural Chemicals - 0.9%
Monsanto	22,438	$1,834
Total Agricultural Chemicals		1,834
Applications Software - 4.3%
Microsoft	196,748	5,999
Red Hat*	98,655	3,048
Total Applications Software		9,047
Athletic Footwear - 1.9%
Nike, Cl B	61,475	4,062
Total Athletic Footwear		4,062
Beverages-Non-Alcoholic - 2.0%
PepsiCo	68,355	4,156
Total Beverages-Non-Alcoholic		4,156
Brewery - 2.6%
Cia de Bebidas das Americas ADR	54,315	5,491
Total Brewery		5,491
Cable/Satellite TV - 1.9%
DIRECTV, Cl A*	120,589	4,022
Total Cable/Satellite TV		4,022
Chemicals-Specialty - 1.7%
Ecolab	77,705	3,464
Total Chemicals-Specialty		3,464
Commercial Services-Finance - 1.1%
Visa, Cl A	27,355	2,392
Total Commercial Services-Finance		2,392
Computer Services - 2.9%
Accenture, Cl A	59,330	2,462
Cognizant Technology Solutions, Cl A*	80,440	3,644
Total Computer Services		6,106
Computers - 7.8%
Apple*	32,830	6,922
Hewlett-Packard	77,775	4,006
International Business Machines	41,255	5,400
Total Computers		16,328
Computers-Memory Devices - 1.8%
Western Digital*	82,985	3,664
Total Computers-Memory Devices		3,664
Consumer Products-Miscellaneous - 1.3%
Clorox	43,530	2,655
Total Consumer Products-Miscellaneous		2,655
Cosmetics & Toiletries - 3.4%
Avon Products	90,460	2,849
Procter & Gamble	70,205	4,256
Total Cosmetics & Toiletries		7,105
Cruise Lines - 1.3%
Carnival*	88,385	2,801
Total Cruise Lines		2,801
Disposable Medical Products - 1.6%
CR Bard	42,340	3,298
Total Disposable Medical Products		3,298
Diversified Banking Institution - 1.9%
Goldman Sachs Group	23,125	3,904
Total Diversified Banking Institution		3,904
Diversified Manufacturing Operations - 3.1%
Danaher	43,055	3,238
Dover	75,625	3,147
Total Diversified Manufacturing Operations		6,385
E-Commerce/Services - 1.8%
priceline.com*	16,815	3,674
Total E-Commerce/Services		3,674
Electronic Components-Semiconductors - 5.1%
Intel	161,895	3,303
Texas Instruments	158,320	4,126
Xilinx	129,165	3,237
Total Electronic Components-Semiconductors		10,666
Engineering/R&D Services - 5.0%
ABB ADR	152,770	2,918
Aecom Technology*	109,495	3,011
Foster Wheeler*	91,425	2,692
Jacobs Engineering Group*	50,670	1,906
Total Engineering/R&D Services		10,527
Enterprise Software/Services - 1.4%
SAP ADR	62,804	2,940
Total Enterprise Software/Services		2,940
Fiduciary Banks - 0.9%
State Street	45,665	1,988
Total Fiduciary Banks		1,988
Industrial Audio & Video Products - 1.1%
Dolby Laboratories, Cl A*	46,755	2,232
Total Industrial Audio & Video Products		2,232
Industrial Gases - 2.0%
Praxair	51,973	4,174
Total Industrial Gases		4,174
Instruments-Scientific - 1.0%
Thermo Fisher Scientific*	43,365	2,068
Total Instruments-Scientific		2,068
Investment Management/Advisory Services - 2.2%
T Rowe Price Group	86,106	4,585
Total Investment Management/Advisory Services		4,585
Machinery-Farm - 0.6%
AGCO*	39,895	1,290
Total Machinery-Farm		1,290
Machinery-Pumps - 1.2%
Flowserve	27,585	2,608
Total Machinery-Pumps		2,608
Medical Information Systems - 1.5%
Cerner*	37,057	3,055
Total Medical Information Systems		3,055
Medical Products - 5.3%
Henry Schein*	81,665	4,296
Johnson & Johnson	63,080	4,063
Varian Medical Systems*	56,286	2,637
Total Medical Products		10,996
Medical-Biomedical/Genetic - 1.9%
Amgen*	68,614	3,881
Total Medical-Biomedical/Genetic		3,881
Networking Products - 2.5%
Cisco Systems*	219,411	5,253
Total Networking Products		5,253
Oil Companies-Exploration & Production - 1.1%
Southwestern Energy*	46,218	2,228
Total Oil Companies-Exploration & Production		2,228
Oil Companies-Integrated - 0.9%
Petroleo Brasileiro ADR	41,060	1,958
Total Oil Companies-Integrated		1,958
Oil Field Machinery & Equipment - 3.4%
Cameron International*	96,495	4,033
National Oilwell Varco	68,045	3,000
Total Oil Field Machinery & Equipment		7,033
Oil-Field Services - 2.8%
Halliburton	91,095	2,741
Schlumberger	46,341	3,016
Total Oil-Field Services		5,757
Pharmacy Services - 1.4%
Express Scripts*	33,240	2,874
Total Pharmacy Services		2,874
Retail-Apparel/Shoe - 1.3%
Gap	131,385	2,752
Total Retail-Apparel/Shoe		2,752
Retail-Discount - 1.3%
Wal-Mart Stores	49,815	2,663
Total Retail-Discount		2,663
Retail-Restaurants - 3.0%
Darden Restaurants	42,690	1,497
McDonald's	75,605	4,721
Total Retail-Restaurants		6,218
Telecommunications Equipment - 1.2%
Harris	52,705	2,506
Total Telecommunications Equipment		2,506
Transport-Rail - 1.9%
Union Pacific	60,605	3,873
Total Transport-Rail		3,873
Web Portals/ISP - 2.6%
Google, Cl A*	8,934	5,539
Total Web Portals/ISP		5,539
Wireless Equipment - 2.4%
Qualcomm	109,362	5,059
Total Wireless Equipment		5,059
Total Common Stock (Cost $17,937)		205,111
Money Market Fund - 1.8%
Dreyfus Cash Management Fund, Institutional Class, 0.070% (A)	3,754,651	3,755
Total Money Market Fund (Cost $3,755)		3,755
Total Investments - 100.1% (Cost $175,692)†		208,866
Other Assets and Liabilities, Net - (0.1)%		(244)
Total Net Assets - 100.0%		$208,622

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of December 31, 2009.

ADR - American Depositary Receipt
Cl - Class
ISP - Internet Service Provider
R&D - Research and Development
† At December 31, 2009, the approximate tax basis cost of the Fund’s investments was $175,692 (000), and the unrealized appreciation and depreciation were $35,923 (000) and $(2,749) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of December 31, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$205,111	$-	$-	$205,111
Money Market Fund	3,755	-	-	3,755
Total Investments	$208,866	$-	$-	$208,866

Old Mutual Strategic Small Company Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 98.3%
Aerospace/Defense - 1.4%
Teledyne Technologies*	9,010	$346
TransDigm Group	25,163	1,195
Total Aerospace/Defense		1,541
Aerospace/Defense-Equipment - 0.5%
GenCorp*	33,050	231
Orbital Sciences*	18,207	278
Total Aerospace/Defense-Equipment		509
Airlines - 1.2%
Copa Holdings, Cl A	12,792	697
Gol Linhas Aereas Inteligentes ADR	36,745	564
Total Airlines		1,261
Alternative Waste Technologies - 0.2%
Calgon Carbon*	18,758	261
Total Alternative Waste Technologies		261
Apparel Manufacturers - 1.0%
G-III Apparel Group*	17,630	382
True Religion Apparel*	16,051	297
VF	1,880	138
Volcom*	12,300	206
Total Apparel Manufacturers		1,023
Applications Software - 0.4%
Quest Software*	24,579	452
Total Applications Software		452
Audio/Video Products - 0.3%
TiVo*	33,130	337
Total Audio/Video Products		337
Auto Repair Centers - 0.4%
Monro Muffler Brake	14,105	472
Total Auto Repair Centers		472
Auto/Truck Parts & Equipment-Original - 0.6%
Fuel Systems Solutions*	16,244	670
Total Auto/Truck Parts & Equipment-Original		670
Batteries/Battery Systems - 0.5%
EnerSys*	25,885	566
Total Batteries/Battery Systems		566
Beverages-Non-Alcoholic - 0.3%
Dr Pepper Snapple Group	12,725	360
Total Beverages-Non-Alcoholic		360
Building & Construction Products-Miscellaneous - 0.3%
Trex*	15,236	299
Total Building & Construction Products-Miscellaneous		299
Building & Construction-Miscellaneous - 0.4%
Insituform Technologies, Cl A*	20,680	470
Total Building & Construction-Miscellaneous		470
Building-Heavy Construction - 0.6%
KHD Humboldt Wedag International*	18,149	247
Orion Marine Group*	17,870	376
Total Building-Heavy Construction		623
Casino Services - 0.4%
Bally Technologies*	10,613	438
Total Casino Services		438
Cellular Telecommunications - 0.3%
Cellcom Israel	11,185	359
Total Cellular Telecommunications		359
Chemicals-Diversified - 1.1%
Solutia*	90,714	1,152
Total Chemicals-Diversified		1,152
Chemicals-Specialty - 0.9%
Balchem	8,432	283
NewMarket	5,990	687
Total Chemicals-Specialty		970
Circuit Boards - 0.3%
TTM Technologies*	25,015	288
Total Circuit Boards		288
Coatings/Paint - 0.3%
Valspar	12,960	352
Total Coatings/Paint		352
Coffee - 1.3%
Green Mountain Coffee Roasters*	17,880	1,457
Total Coffee		1,457
Commercial Banks-Central US - 0.2%
Old National Bancorp	17,100	213
Total Commercial Banks-Central US		213
Commercial Banks-Southern US - 0.4%
Cardinal Financial	20,651	180
First Horizon National*	20,088	269
Total Commercial Banks-Southern US		449
Commercial Services - 1.2%
ExlService Holdings*	18,257	332
HMS Holdings*	8,547	416
PHH*	18,339	295
Ticketmaster Entertainment*	23,890	292
Total Commercial Services		1,335
Commercial Services-Finance - 1.1%
Morningstar*	5,905	285
Net 1 UEPS Technologies*	17,045	331
SEI Investments	9,750	171
TNS*	16,695	429
Total Commercial Services-Finance		1,216
Communications Software - 0.3%
SolarWinds*	15,450	355
Total Communications Software		355
Computer Aided Design - 0.3%
Ansys*	7,996	347
Total Computer Aided Design		347
Computer Graphics - 0.4%
Monotype Imaging Holdings*	41,359	373
Total Computer Graphics		373
Computer Services - 2.3%
3PAR*	33,772	400
CACI International, Cl A*	4,236	207
IHS, Cl A*	9,448	518
SYKES Enterprises*	40,993	1,044
VanceInfo Technologies ADR*	15,285	294
Total Computer Services		2,463
Computer Software - 0.1%
Blackbaud	6,160	146
Total Computer Software		146
Computers-Integrated Systems - 0.2%
MTS Systems	7,125	205
Total Computers-Integrated Systems		205
Consulting Services - 0.2%
FTI Consulting*	5,565	262
Total Consulting Services		262
Containers-Metal/Glass - 0.8%
Crown Holdings*	19,005	486
Silgan Holdings	6,120	354
Total Containers-Metal/Glass		840
Containers-Paper/Plastic - 0.5%
Rock-Tenn, Cl A	10,626	536
Total Containers-Paper/Plastic		536
Data Processing/Management - 1.3%
Broadridge Financial Solutions	25,294	571
CommVault Systems*	16,618	394
Fiserv*	9,945	482
Total Data Processing/Management		1,447
Decision Support Software - 1.3%
MSCI, Cl A*	44,289	1,408
Total Decision Support Software		1,408
Diagnostic Kits - 0.6%
IDEXX Laboratories*	5,650	302
Meridian Bioscience	11,186	241
Qiagen*	5,495	123
Total Diagnostic Kits		666
Disposable Medical Products - 0.8%
ICU Medical*	16,795	612
Merit Medical Systems*	13,333	257
Total Disposable Medical Products		869
Distribution/Wholesale - 0.8%
Brightpoint*	48,665	358
Fossil*	4,295	144
Owens & Minor	9,218	396
Total Distribution/Wholesale		898
Diversified Manufacturing Operations - 0.4%
Harsco	7,700	248
Leggett & Platt	6,500	133
Total Diversified Manufacturing Operations		381
Drug Delivery Systems - 0.1%
Nektar Therapeutics*	16,517	154
Total Drug Delivery Systems		154
E-Commerce/Services - 0.6%
NetFlix*	11,567	638
Total E-Commerce/Services		638
Educational Software - 1.3%
Blackboard*	24,311	1,103
SkillSoft ADR*	25,795	270
Total Educational Software		1,373
Electric Products-Miscellaneous - 0.5%
AMETEK	13,120	502
Total Electric Products-Miscellaneous		502
Electric-Transmission - 0.3%
ITC Holdings	6,547	341
Total Electric-Transmission		341
Electronic Components-Miscellaneous - 0.6%
Plexus*	23,985	684
Total Electronic Components-Miscellaneous		684
Electronic Components-Semiconductors - 0.7%
Diodes*	11,345	232
Netlogic Microsystems*	10,826	501
Total Electronic Components-Semiconductors		733
Electronic Connectors - 0.3%
Amphenol, Cl A	6,760	312
Total Electronic Connectors		312
Electronic Design Automation - 0.2%
Synopsys*	11,590	258
Total Electronic Design Automation		258
Electronic Measuring Instruments - 0.3%
FLIR Systems*	9,257	303
Total Electronic Measuring Instruments		303
E-Marketing/Information - 0.6%
comScore*	17,702	311
ValueClick*	31,800	322
Total E-Marketing/Information		633
Energy-Alternate Sources - 0.7%
Trina Solar ADR*	14,165	764
Total Energy-Alternate Sources		764
Engines-Internal Combustion - 0.3%
Briggs & Stratton	15,270	286
Total Engines-Internal Combustion		286
Enterprise Software/Services - 1.7%
Informatica*	16,837	435
Mantech International, Cl A*	7,517	363
Open Text*	4,550	185
SYNNEX*	13,915	427
Tyler Technologies*	21,815	434
Total Enterprise Software/Services		1,844
Environmental Consulting & Engineering - 0.4%
Tetra Tech*	17,532	476
Total Environmental Consulting & Engineering		476
E-Services/Consulting - 1.2%
GSI Commerce*	26,076	662
Sapient*	77,638	642
Total E-Services/Consulting		1,304
Finance-Consumer Loans - 0.5%
Portfolio Recovery Associates*	11,716	526
Total Finance-Consumer Loans		526
Finance-Investment Banker/Broker - 0.9%
Broadpoint Gleacher Securities*	55,545	248
Evercore Partners, Cl A	8,863	269
MF Global Holdings*	46,608	324
Penson Worldwide*	16,965	154
Total Finance-Investment Banker/Broker		995
Finance-Other Services - 0.7%
IntercontinentalExchange*	3,355	377
NASDAQ OMX Group*	21,575	428
Total Finance-Other Services		805
Food-Baking - 0.4%
Flowers Foods	17,165	408
Total Food-Baking		408
Food-Miscellaneous/Diversified - 0.6%
Hain Celestial Group*	17,505	298
Smart Balance*	50,601	304
Total Food-Miscellaneous/Diversified		602
Footwear & Related Apparel - 1.0%
Steven Madden*	12,155	501
Wolverine World Wide	22,979	625
Total Footwear & Related Apparel		1,126
Hazardous Waste Disposal - 0.8%
Clean Harbors*	7,803	465
Stericycle*	7,470	412
Total Hazardous Waste Disposal		877
Home Furnishings - 0.4%
Tempur-Pedic International*	20,084	475
Total Home Furnishings		475
Hotels & Motels - 0.2%
Home Inns & Hotels Management ADR*	7,072	250
Total Hotels & Motels		250
Human Resources - 1.6%
Emergency Medical Services, Cl A*	8,216	445
Hewitt Associates, Cl A*	11,124	470
Monster Worldwide*	17,569	306
SuccessFactors*	33,776	560
Total Human Resources		1,781
Industrial Audio & Video Products - 0.3%
Dolby Laboratories, Cl A*	5,829	278
Total Industrial Audio & Video Products		278
Instruments-Scientific - 0.6%
FEI*	26,705	624
Total Instruments-Scientific		624
Insurance Brokers - 0.4%
Cninsure ADR	21,500	432
Total Insurance Brokers		432
Internet Application Software - 1.8%
Art Technology Group*	93,250	421
Cybersource*	24,525	493
DealerTrack Holdings*	53,570	1,007
Total Internet Application Software		1,921
Internet Content-Entertainment - 0.5%
Perfect World ADR*	14,850	586
Total Internet Content-Entertainment		586
Internet Infrastructure Software - 0.5%
AsiaInfo Holdings*	18,405	561
Total Internet Infrastructure Software		561
Internet Security - 0.5%
Blue Coat Systems*	18,700	534
Total Internet Security		534
Intimate Apparel - 0.5%
Warnaco Group*	12,452	525
Total Intimate Apparel		525
Investment Management/Advisory Services - 0.3%
Affiliated Managers Group*	4,150	279
Total Investment Management/Advisory Services		279
Lasers-Systems/Components - 0.9%
Cymer*	24,187	928
Total Lasers-Systems/Components		928
Leisure & Recreational Products - 0.4%
WMS Industries*	11,979	479
Total Leisure & Recreational Products		479
Machine Tools & Related Products - 0.2%
Lincoln Electric Holdings	4,262	228
Total Machine Tools & Related Products		228
Machinery-Construction & Mining - 0.9%
Terex*	48,612	963
Total Machinery-Construction & Mining		963
Machinery-General Industry - 0.5%
Chart Industries*	7,970	132
Roper Industries	7,275	381
Total Machinery-General Industry		513
Machinery-Pumps - 0.3%
Graco	12,915	369
Total Machinery-Pumps		369
Medical Information Systems - 0.8%
athenahealth*	5,207	236
Phase Forward*	41,833	642
Total Medical Information Systems		878
Medical Instruments - 1.6%
Bruker*	25,115	303
Conceptus*	40,399	758
Techne	5,155	353
Thoratec*	13,034	351
Total Medical Instruments		1,765
Medical Labs & Testing Services - 0.8%
Genoptix*	12,355	439
Laboratory Corp of America Holdings*	5,275	395
Total Medical Labs & Testing Services		834
Medical Products - 2.1%
American Medical Systems Holdings*	23,425	452
Cyberonics*	12,347	252
Zoll Medical*	59,730	1,596
Total Medical Products		2,300
Medical-Biomedical/Genetic - 2.4%
Acorda Therapeutics*	8,615	217
Alnylam Pharmaceuticals*	10,608	187
Bio-Rad Laboratories, Cl A*	5,905	570
Cubist Pharmaceuticals*	9,681	184
Halozyme Therapeutics*	29,270	172
Human Genome Sciences*	11,168	342
Martek Biosciences*	13,553	257
PDL BioPharma	24,717	170
Regeneron Pharmaceuticals*	9,798	237
Talecris Biotherapeutics Holdings*	11,375	253
Total Medical-Biomedical/Genetic		2,589
Medical-Drugs - 0.6%
Auxilium Pharmaceuticals*	7,424	223
Salix Pharmaceuticals*	9,164	233
Savient Pharmaceuticals*	15,174	206
Total Medical-Drugs		662
Medical-Generic Drugs - 0.6%
Impax Laboratories*	45,685	621
Total Medical-Generic Drugs		621
Medical-Outpatient/Home Medical - 1.6%
Almost Family*	17,399	688
LHC Group*	13,578	456
Lincare Holdings*	14,529	539
Total Medical-Outpatient/Home Medical		1,683
Multi-line Insurance - 0.5%
Unitrin	22,395	494
Total Multi-line Insurance		494
Networking Products - 2.8%
Acme Packet*	34,849	383
Atheros Communications*	20,673	708
LogMeIn*	23,354	466
Polycom*	60,525	1,511
Total Networking Products		3,068
Non-Hazardous Waste Disposal - 0.5%
Waste Connections*	14,621	487
Total Non-Hazardous Waste Disposal		487
Oil & Gas Drilling - 0.5%
Atlas Energy	11,894	359
Parker Drilling*	36,301	180
Total Oil & Gas Drilling		539
Oil Companies-Exploration & Production - 3.0%
Arena Resources*	25,351	1,093
Brigham Exploration*	25,620	347
Carrizo Oil & Gas*	19,670	521
Comstock Resources*	13,439	545
Rosetta Resources*	11,160	222
Whiting Petroleum*	8,045	575
Total Oil Companies-Exploration & Production		3,303
Oil Field Machinery & Equipment - 0.8%
Dresser-Rand Group*	13,500	427
Dril-Quip*	7,721	436
Total Oil Field Machinery & Equipment		863
Oil-Field Services - 1.1%
CARBO Ceramics	9,700	661
Core Laboratories	3,197	378
Tesco*	9,745	126
Total Oil-Field Services		1,165
Paper & Related Products - 1.0%
Buckeye Technologies*	27,905	272
KapStone Paper and Packaging*	37,276	367
Rayonier	11,080	467
Total Paper & Related Products		1,106
Pharmacy Services - 1.2%
BioScrip*	31,390	262
Catalyst Health Solutions*	27,124	989
Total Pharmacy Services		1,251
Physician Practice Management - 0.7%
IPC The Hospitalist*	16,862	561
Mednax*	2,995	180
Total Physician Practice Management		741
Power Conversion/Supply Equipment - 0.7%
Canadian Solar*	26,835	773
Total Power Conversion/Supply Equipment		773
Printing-Commercial - 0.9%
VistaPrint*	17,483	991
Total Printing-Commercial		991
Private Corrections - 0.4%
Geo Group*	20,585	450
Total Private Corrections		450
Property/Casualty Insurance - 2.3%
AMERISAFE*	28,950	520
Enstar Group*	8,170	597
Hanover Insurance Group	10,835	481
Tower Group	12,272	287
Wesco Financial	745	256
Zenith National Insurance	12,338	367
Total Property/Casualty Insurance		2,508
Publishing-Books - 0.7%
John Wiley & Sons, Cl A	17,995	754
Total Publishing-Books		754
Recreational Vehicles - 0.3%
Polaris Industries	8,314	363
Total Recreational Vehicles		363
Reinsurance - 0.7%
Allied World Assurance Holdings	8,007	369
Reinsurance Group of America	7,060	336
Total Reinsurance		705
Retail-Apparel/Shoe - 2.0%
Aeropostale*	17,348	591
Gymboree*	24,104	1,048
J Crew Group*	11,206	501
Total Retail-Apparel/Shoe		2,140
Retail-Auto Parts - 0.4%
O'Reilly Automotive*	11,515	439
Total Retail-Auto Parts		439
Retail-Automobile - 1.1%
America's Car-Mart*	19,560	515
Group 1 Automotive*	12,630	358
Penske Auto Group*	21,685	329
Total Retail-Automobile		1,202
Retail-Building Products - 0.2%
Lumber Liquidators Holdings*	8,919	239
Total Retail-Building Products		239
Retail-Discount - 0.4%
99 Cents Only Stores*	29,480	385
Total Retail-Discount		385
Retail-Fabric Store - 0.6%
Jo-Ann Stores*	18,560	673
Total Retail-Fabric Store		673
Retail-Hair Salons - 0.2%
Regis	15,620	243
Total Retail-Hair Salons		243
Retail-Pawn Shops - 0.5%
First Cash Financial Services*	24,075	534
Total Retail-Pawn Shops		534
Retail-Restaurants - 1.0%
Buffalo Wild Wings*	10,323	416
California Pizza Kitchen*	21,545	290
Texas Roadhouse*	31,195	350
Total Retail-Restaurants		1,056
Retail-Sporting Goods - 0.8%
Hibbett Sports*	36,802	809
Total Retail-Sporting Goods		809
Retail-Vitamins/Nutrition Supplements - 0.2%
Vitamin Shoppe*	11,036	245
Total Retail-Vitamins/Nutrition Supplements		245
S&L/Thrifts-Eastern US - 0.2%
Hudson City Bancorp	13,050	179
Total S&L/Thrifts-Eastern US		179
S&L/Thrifts-Western US - 0.1%
Washington Federal	6,980	135
Total S&L/Thrifts-Western US		135
Schools - 2.2%
American Public Education*	8,404	289
Capella Education*	17,600	1,325
Grand Canyon Education*	19,543	371
Lincoln Educational Services*	17,115	371
Total Schools		2,356
Semiconductor Components-Integrated Circuits - 1.1%
Cirrus Logic*	51,840	354
Hittite Microwave*	3,585	146
Power Integrations	13,310	484
Techwell*	18,570	245
Total Semiconductor Components-Integrated Circuits		1,229
Semiconductor Equipment - 0.6%
MKS Instruments*	17,347	302
Tessera Technologies*	14,819	345
Total Semiconductor Equipment		647
Steel-Producers - 0.5%
Steel Dynamics	32,005	567
Total Steel-Producers		567
Superconductor Production & Systems - 0.9%
American Superconductor*	23,821	974
Total Superconductor Production & Systems		974
Telecommunications Equipment - 0.9%
Comtech Telecommunications*	14,901	522
Plantronics	16,375	425
Total Telecommunications Equipment		947
Telecommunications Equipment-Fiber Optics - 0.2%
Finisar*	17,562	157
Total Telecommunications Equipment-Fiber Optics		157
Telecommunications Services - 0.7%
Neutral Tandem*	33,626	765
Total Telecommunications Services		765
Textile-Apparel - 0.2%
Cherokee	14,295	255
Total Textile-Apparel		255
Therapeutics - 0.2%
Onyx Pharmaceuticals*	7,861	231
Total Therapeutics		231
Tobacco - 0.1%
Universal	2,965	135
Total Tobacco		135
Transactional Software - 1.8%
ArcSight*	24,676	631
Bottomline Technologies*	15,870	279
Solera Holdings	29,867	1,075
Total Transactional Software		1,985
Transport-Services - 0.3%
HUB Group, Cl A*	12,641	339
Total Transport-Services		339
Travel Services - 0.2%
Interval Leisure Group*	20,010	249
Total Travel Services		249
Water - 0.3%
Pico Holdings*	8,205	269
Total Water		269
Web Hosting/Design - 0.4%
Rackspace Hosting*	19,266	402
Total Web Hosting/Design		402
Total Common Stock (Cost $86,067)		106,618
Investment Company - 0.3%
Growth-Small Cap - 0.3%
iShares Russell 2000 Growth Index Fund	5,238	357
Total Growth-Small Cap		357
Total Investment Company (Cost $344)		357
Money Market Fund - 0.9%
Dreyfus Cash Management Fund, Institutional Class, 0.070% (A)	1,006,248	1,006
Total Money Market Fund (Cost $1,006)		1,006
Total Investments - 99.5% (Cost $87,417)†		107,981
Other Assets and Liabilities, Net - 0.5%		579
Total Net Assets - 100.0%		$108,560

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of December 31, 2009.

ADR - American Depositary Receipt
Cl - Class
S&L - Savings and Loan

† At December 31, 2009, the approximate tax basis cost of the Fund’s investments was $87,417 (000), and the unrealized appreciation and depreciation were $21,799 (000) and $(1,235) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of December 31, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$106,618	$-	$-	$106,618
Investment Company	357	-	-	357
Money Market Fund	1,006	-	-	1,006
Total Investments	$107,981	$-	$-	$107,981

Old Mutual TS&W Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 94.7%
Aerospace/Defense-Equipment - 1.7%
Alliant Techsystems*	46,750	$4,127
Total Aerospace/Defense-Equipment		4,127
Agricultural Chemicals - 0.5%
Terra Industries	38,200	1,230
Total Agricultural Chemicals		1,230
Apparel Manufacturers - 1.2%
VF	41,500	3,039
Total Apparel Manufacturers		3,039
Brewery - 1.3%
Molson Coors Brewing, Cl B	70,900	3,202
Total Brewery		3,202
Cable/Satellite TV - 0.9%
Cablevision Systems, Cl A	90,200	2,329
Total Cable/Satellite TV		2,329
Chemicals-Specialty - 1.2%
Lubrizol	41,900	3,057
Total Chemicals-Specialty		3,057
Commercial Services-Finance - 1.0%
Global Payments	43,800	2,359
Total Commercial Services-Finance		2,359
Computers-Memory Devices - 1.6%
Western Digital*	89,600	3,956
Total Computers-Memory Devices		3,956
Consulting Services - 1.7%
SAIC*	221,300	4,191
Total Consulting Services		4,191
Containers-Metal/Glass - 2.7%
Crown Holdings*	120,400	3,080
Owens-Illinois*	111,300	3,658
Total Containers-Metal/Glass		6,738
Containers-Paper/Plastic - 1.9%
Packaging Corp of America	206,900	4,761
Total Containers-Paper/Plastic		4,761
Data Processing/Management - 2.0%
Fidelity National Information Services	208,700	4,892
Total Data Processing/Management		4,892
Diversified Manufacturing Operations - 0.9%
ITT	43,900	2,184
Total Diversified Manufacturing Operations		2,184
Electric-Generation - 1.5%
AES*	273,300	3,638
Total Electric-Generation		3,638
Electric-Integrated - 7.1%
CMS Energy	343,900	5,385
OGE Energy	84,100	3,102
PG&E	120,700	5,389
TECO Energy	217,780	3,532
Total Electric-Integrated		17,408
Electronic Components-Miscellaneous - 2.2%
Garmin	177,100	5,437
Total Electronic Components-Miscellaneous		5,437
Electronic Components-Semiconductors - 0.8%
Skyworks Solutions*	132,800	1,884
Total Electronic Components-Semiconductors		1,884
Engineering/R&D Services - 2.0%
Foster Wheeler*	165,600	4,875
Total Engineering/R&D Services		4,875
Enterprise Software/Services - 1.0%
Sybase*	56,750	2,463
Total Enterprise Software/Services		2,463
Filtration/Separation Products - 0.8%
Pall	50,750	1,837
Total Filtration/Separation Products		1,837
Finance-Investment Banker/Broker - 1.0%
TD Ameritrade Holding*	131,100	2,541
Total Finance-Investment Banker/Broker		2,541
Food-Retail - 1.0%
Kroger	121,000	2,484
Total Food-Retail		2,484
Gas-Distribution - 3.2%
CenterPoint Energy	288,250	4,182
Sempra Energy	67,200	3,762
Total Gas-Distribution		7,944
Gold Mining - 0.9%
Randgold Resources ADR	26,700	2,112
Total Gold Mining		2,112
Human Resources - 2.5%
Hewitt Associates, Cl A*	144,269	6,097
Total Human Resources		6,097
Independent Power Producer - 1.6%
NRG Energy*	167,500	3,955
Total Independent Power Producer		3,955
Insurance Brokers - 1.5%
Willis Group Holdings	138,590	3,656
Total Insurance Brokers		3,656
Internet Security - 2.1%
Symantec*	293,700	5,254
Total Internet Security		5,254
Medical Information Systems - 0.5%
Cerner*	14,600	1,204
Total Medical Information Systems		1,204
Medical Labs & Testing Services - 1.0%
Quest Diagnostics	39,300	2,373
Total Medical Labs & Testing Services		2,373
Medical Products - 1.0%
Hospira*	48,400	2,468
Total Medical Products		2,468
Medical-Biomedical/Genetic - 0.7%
Life Technologies*	34,746	1,815
Total Medical-Biomedical/Genetic		1,815
Medical-Drugs - 5.8%
Biovail	209,200	2,920
Forest Laboratories*	230,000	7,385
King Pharmaceuticals*	321,700	3,947
Total Medical-Drugs		14,252
Medical-Hospitals - 1.1%
Universal Health Services, Cl B	88,200	2,690
Total Medical-Hospitals		2,690
Medical-Wholesale Drug Distributors - 2.7%
AmerisourceBergen	259,200	6,757
Total Medical-Wholesale Drug Distributors		6,757
Motion Pictures & Services - 2.4%
DreamWorks Animation SKG, Cl A*	148,200	5,921
Total Motion Pictures & Services		5,921
Non-Hazardous Waste Disposal - 1.2%
Republic Services	107,515	3,044
Total Non-Hazardous Waste Disposal		3,044
Oil & Gas Drilling - 0.9%
Noble	53,000	2,157
Total Oil & Gas Drilling		2,157
Oil Companies-Exploration & Production - 3.9%
Petrohawk Energy*	194,700	4,671
Questar	58,000	2,411
Whiting Petroleum*	36,000	2,572
Total Oil Companies-Exploration & Production		9,654
Pipelines - 0.8%
Oneok	43,900	1,957
Total Pipelines		1,957
Property/Casualty Insurance - 4.1%
Arch Capital Group*	60,650	4,340
HCC Insurance Holdings	206,300	5,770
Total Property/Casualty Insurance		10,110
Reinsurance - 1.8%
PartnerRe	57,700	4,308
Total Reinsurance		4,308
REITs-Health Care - 3.7%
Health Care REIT	119,400	5,292
Nationwide Health Properties	109,600	3,856
Total REITs-Health Care		9,148
REITs-Mortgage - 2.4%
MFA Financial	786,200	5,779
Total REITs-Mortgage		5,779
Retail-Apparel/Shoe - 3.8%
Aeropostale*	205,300	6,990
Ross Stores	52,900	2,259
Total Retail-Apparel/Shoe		9,249
Retail-Consumer Electronics - 1.1%
RadioShack	138,600	2,703
Total Retail-Consumer Electronics		2,703
Retail-Discount - 0.9%
Dollar Tree*	45,400	2,193
Total Retail-Discount		2,193
Retail-Major Department Store - 1.2%
TJX	81,300	2,972
Total Retail-Major Department Store		2,972
Satellite Telecommunications - 1.8%
EchoStar, Cl A*	223,525	4,502
Total Satellite Telecommunications		4,502
Telephone-Integrated - 1.7%
Windstream	381,100	4,188
Total Telephone-Integrated		4,188
Therapeutics - 1.2%
Warner Chilcott, Cl A*	104,100	2,964
Total Therapeutics		2,964
Transport-Truck - 0.5%
Old Dominion Freight Line*	38,700	1,188
Total Transport-Truck		1,188
Web Portals/ISP - 0.7%
Netease.com ADR*	48,500	1,824
Total Web Portals/ISP		1,824
Total Common Stock (Cost $200,254)		233,070
Money Market Fund - 6.7%
Dreyfus Cash Management Fund, Institutional Class, 0.070% (A)	16,576,025	16,576
Total Money Market Fund (Cost $16,576)		16,576
Total Investments - 101.4% (Cost $216,830)†		249,646
Other Assets and Liabilities, Net - (1.4)%		(3,489)
Total Net Assets - 100.0%		$246,157

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of December 31, 2009.

ADR - American Depositary Receipt
Cl - Class
ISP - Internet Service Provider
R&D - Research and Development
REITs - Real Estate Investment Trusts

† At December 31, 2009, the approximate tax basis cost of the Fund’s investments was $216,830 (000), and the unrealized appreciation and depreciation were $35,722 (000) and $(2,906) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of December 31, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$233,070	$-	$-	$233,070
Money Market Fund	16,576	-	-	16,576
Total Investments	$249,646	$-	$-	$249,646

Old Mutual TS&W Small Cap Value Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 96.5%
Aerospace/Defense-Equipment - 2.5%
Curtiss-Wright	40,500	$1,268
Kaman	20,000	462
Orbital Sciences*	65,800	1,004
Total Aerospace/Defense-Equipment		2,734
Agricultural Operations - 1.0%
Andersons	44,200	1,141
Total Agricultural Operations		1,141
Airlines - 1.3%
Hawaiian Holdings*	211,800	1,483
Total Airlines		1,483
Apparel Manufacturers - 1.6%
Carter's*	66,300	1,740
Total Apparel Manufacturers		1,740
Building Products-Doors & Windows - 0.5%
Apogee Enterprises	35,700	500
Total Building Products-Doors & Windows		500
Casino Hotels - 0.5%
Ameristar Casinos	38,200	582
Total Casino Hotels		582
Cellular Telecommunications - 1.3%
Syniverse Holdings*	84,700	1,481
Total Cellular Telecommunications		1,481
Chemicals-Diversified - 2.3%
Olin	80,200	1,405
Solutia*	91,900	1,167
Total Chemicals-Diversified		2,572
Chemicals-Plastics - 1.8%
A Schulman	70,250	1,418
Spartech	50,600	519
Total Chemicals-Plastics		1,937
Circuit Boards - 0.8%
Multi-Fineline Electronix*	29,900	848
Total Circuit Boards		848
Coffee - 0.7%
Peet's Coffee & Tea*	21,500	717
Total Coffee		717
Commercial Banks-Central US - 1.6%
First Financial Bankshares	8,700	472
Sterling Bancshares	127,450	654
Texas Capital Bancshares*	46,000	642
Total Commercial Banks-Central US		1,768
Commercial Banks-Western US - 1.0%
SVB Financial Group*	27,200	1,134
Total Commercial Banks-Western US		1,134
Commercial Services-Finance - 3.8%
Euronet Worldwide*	70,465	1,547
Net 1 UEPS Technologies*	72,800	1,414
Wright Express*	37,300	1,188
Total Commercial Services-Finance		4,149
Containers-Paper/Plastic - 1.3%
Temple-Inland	68,700	1,450
Total Containers-Paper/Plastic		1,450
Data Processing/Management - 1.9%
Acxiom*	50,100	672
Fair Isaac	65,300	1,392
Total Data Processing/Management		2,064
Distribution/Wholesale - 1.0%
MWI Veterinary Supply*	13,600	513
Watsco	12,300	602
Total Distribution/Wholesale		1,115
E-Commerce/Products - 0.9%
NutriSystem	32,700	1,019
Total E-Commerce/Products		1,019
Electric-Integrated - 3.3%
Cleco	77,700	2,124
El Paso Electric*	76,700	1,555
Total Electric-Integrated		3,679
Electronic Components-Miscellaneous - 0.8%
Methode Electronics	70,200	609
Technitrol	69,100	303
Total Electronic Components-Miscellaneous		912
Electronic Components-Semiconductors - 0.6%
International Rectifier*	30,500	675
Total Electronic Components-Semiconductors		675
Electronic Security Devices - 1.2%
American Science & Engineering	17,600	1,335
Total Electronic Security Devices		1,335
Enterprise Software/Services - 0.7%
SYNNEX*	25,700	788
Total Enterprise Software/Services		788
Finance-Auto Loans - 1.1%
AmeriCredit*	63,800	1,215
Total Finance-Auto Loans		1,215
Finance-Consumer Loans - 0.7%
Ocwen Financial*	82,100	786
Total Finance-Consumer Loans		786
Finance-Investment Banker/Broker - 1.3%
Investment Technology Group*	55,800	1,099
SWS Group	29,900	362
Total Finance-Investment Banker/Broker		1,461
Financial Guarantee Insurance - 0.9%
Assured Guaranty	47,200	1,027
Total Financial Guarantee Insurance		1,027
Food-Miscellaneous/Diversified - 0.4%
Hain Celestial Group*	28,500	485
Total Food-Miscellaneous/Diversified		485
Footwear & Related Apparel - 1.2%
Deckers Outdoor*	13,100	1,333
Total Footwear & Related Apparel		1,333
Gas-Distribution - 1.1%
Southwest Gas	40,600	1,158
Total Gas-Distribution		1,158
Gold Mining - 0.8%
Royal Gold	18,900	890
Total Gold Mining		890
Internet Infrastructure Software - 2.7%
TeleCommunication Systems, Cl A*	164,000	1,587
TIBCO Software*	142,500	1,372
Total Internet Infrastructure Software		2,959
Investment Management/Advisory Services - 0.4%
Altisource Portfolio Solutions*	18,666	392
Total Investment Management/Advisory Services		392
Leisure & Recreational Products - 1.0%
WMS Industries*	26,700	1,068
Total Leisure & Recreational Products		1,068
Machinery-General Industry - 0.7%
Manitowoc	78,000	778
Total Machinery-General Industry		778
Medical Information Systems - 1.0%
Computer Programs & Systems	23,000	1,059
Total Medical Information Systems		1,059
Medical Instruments - 0.3%
NuVasive*	11,500	368
Total Medical Instruments		368
Medical-Biomedical/Genetic - 0.6%
PDL BioPharma	91,600	628
Total Medical-Biomedical/Genetic		628
Medical-HMO - 0.7%
Healthspring*	44,100	777
Total Medical-HMO		777
Medical-Hospitals - 1.4%
Health Management Associates, Cl A*	205,300	1,492
Total Medical-Hospitals		1,492
Medical-Nursing Homes - 0.3%
Kindred Healthcare*	19,700	364
Total Medical-Nursing Homes		364
Medical-Outpatient/Home Medical - 1.5%
Amedisys*	33,916	1,647
Total Medical-Outpatient/Home Medical		1,647
Metal Processors & Fabricators - 0.8%
Dynamic Materials	23,100	463
LB Foster, Cl A*	13,710	409
Total Metal Processors & Fabricators		872
Multimedia - 0.7%
EW Scripps, Cl A*	110,800	771
Total Multimedia		771
Non-Ferrous Metals - 2.5%
Horsehead Holding*	91,700	1,169
Thompson Creek Metals*	132,500	1,553
Total Non-Ferrous Metals		2,722
Oil & Gas Drilling - 0.6%
Patterson-UTI Energy	40,900	628
Total Oil & Gas Drilling		628
Oil Companies-Exploration & Production - 2.0%
GMX Resources*	96,200	1,322
McMoRan Exploration*	103,900	833
Total Oil Companies-Exploration & Production		2,155
Oil Refining & Marketing - 1.2%
Holly	51,900	1,330
Total Oil Refining & Marketing		1,330
Oil-Field Services - 0.5%
Helix Energy Solutions Group*	49,200	578
Total Oil-Field Services		578
Paper & Related Products - 1.8%
Schweitzer-Mauduit International	28,000	1,970
Total Paper & Related Products		1,970
Pharmacy Services - 1.7%
SXC Health Solutions*	34,500	1,861
Total Pharmacy Services		1,861
Property/Casualty Insurance - 2.3%
Navigators Group*	20,800	980
Tower Group	44,250	1,036
Zenith National Insurance	16,660	496
Total Property/Casualty Insurance		2,512
Protection-Safety - 0.9%
Brink's Home Security Holdings*	31,200	1,018
Total Protection-Safety		1,018
REITs-Diversified - 1.2%
PS Business Parks	25,900	1,296
Total REITs-Diversified		1,296
REITs-Health Care - 1.9%
Omega Healthcare Investors	105,000	2,042
Total REITs-Health Care		2,042
REITs-Hotels - 0.9%
LaSalle Hotel Properties	48,000	1,019
Total REITs-Hotels		1,019
REITs-Mortgage - 1.4%
Capstead Mortgage	112,800	1,540
Total REITs-Mortgage		1,540
REITs-Office Property - 1.2%
BioMed Realty Trust	85,265	1,345
Total REITs-Office Property		1,345
Rental Auto/Equipment - 2.4%
Aaron's, Cl B	56,700	1,572
Avis Budget Group*	80,450	1,055
Total Rental Auto/Equipment		2,627
Retail-Apparel/Shoe - 2.8%
Gymboree*	31,300	1,361
JOS A Bank Clothiers*	39,400	1,662
Total Retail-Apparel/Shoe		3,023
Retail-Building Products - 1.6%
Lumber Liquidators Holdings*	64,200	1,721
Total Retail-Building Products		1,721
Retail-Pawn Shops - 4.1%
Cash America International	58,900	2,059
Ezcorp, Cl A*	57,700	993
First Cash Financial Services*	67,000	1,487
Total Retail-Pawn Shops		4,539
Retail-Restaurants - 1.1%
California Pizza Kitchen*	89,100	1,198
Total Retail-Restaurants		1,198
Satellite Telecommunications - 1.0%
GeoEye*	38,800	1,082
Total Satellite Telecommunications		1,082
Semiconductor Components-Integrated Circuits - 0.8%
Standard Microsystems*	42,300	879
Total Semiconductor Components-Integrated Circuits		879
Telecommunications Equipment - 1.6%
Comtech Telecommunications*	50,636	1,775
Total Telecommunications Equipment		1,775
Theaters - 1.0%
Cinemark Holdings	78,500	1,128
Total Theaters		1,128
Tobacco - 0.6%
Universal	14,900	680
Total Tobacco		680
Transport-Air Freight - 1.5%
Atlas Air Worldwide Holdings*	45,000	1,676
Total Transport-Air Freight		1,676
Transport-Equipment & Leasing - 1.6%
GATX	38,800	1,115
TAL International Group	44,900	594
Total Transport-Equipment & Leasing		1,709
Transport-Marine - 0.5%
Gulfmark Offshore*	18,200	515
Total Transport-Marine		515
Transport-Services - 1.5%
Bristow Group*	43,500	1,673
Total Transport-Services		1,673
Transport-Truck - 0.5%
Old Dominion Freight Line*	19,400	596
Total Transport-Truck		596
Wireless Equipment - 1.8%
Ceragon Networks*	97,400	1,143
RF Micro Devices*	175,000	835
Total Wireless Equipment		1,978
Total Common Stock (Cost $84,305)		106,168
Money Market Fund - 3.6%
Dreyfus Cash Management Fund, Institutional Class, 0.070% (A)	3,910,613	3,911
Total Money Market Fund (Cost $3,911)		3,911
Total Investments - 100.1% (Cost $88,216)†		110,079
Other Assets and Liabilities, Net - (0.1)%		(116)
Total Net Assets - 100.0%		$109,963

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of December 31, 2009.

Cl - Class
HMO - Health Maintenance Organization
REITs - Real Estate Investment Trusts

† At December 31, 2009, the approximate tax basis cost of the Fund’s investments was $88,216 (000), and the unrealized appreciation and depreciation were $23,129 (000) and $(1,266) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of December 31, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$106,168	$-	$-	$106,168
Money Market Fund	3,911	-	-	3,911
Total Investments	$110,079	$-	$-	$110,079

Old Mutual Barrow Hanley Core Bond Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2009 (UNAUDITED)

Description	Face Amount (000)/ Shares	Value (000)
Corporate Bond - 50.9%
Alltel 7.000%, 07/01/12	$155	$171
Altria Group 9.700%, 11/10/18	205	253
American Express 8.150%, 03/19/38	110	138
American Express Credit, MTN, 5.875%, 05/02/13	290	311
Ameriprise Financial 5.350%, 11/15/10	305	315
Anheuser-Busch InBev Worldwide 144A, 3.000%, 10/15/12	200	201
Anixter 10.000%, 03/15/14	245	271
AT&T 5.100%, 09/15/14	450	484
Avis Budget Car Rental / Avis Budget Finance 7.750%, 05/15/16	200	187
Bank of New York Mellon 4.950%, 11/01/12	95	102
Bank One 5.900%, 11/15/11	330	352
Bear Stearns 7.250%, 02/01/18	145	166
6.400%, 10/02/17	310	338
Best Buy 6.750%, 07/15/13	190	209
BP Capital Markets 3.125%, 03/10/12	165	170
Burlington Northern Santa Fe 7.950%, 08/15/30	85	105
CA 5.375%, 12/01/19	125	126
Cameron International 6.375%, 07/15/18	95	101
Canadian National Railway 5.550%, 03/01/19	135	144
Canadian Natural Resources 6.700%, 07/15/11	130	139
Caterpillar Financial Services, MTN, 4.850%, 12/07/12	270	290
Cequel Communications Holdings I and Cequel Capital 144A, 8.625%, 11/15/17	175	177
Citigroup 6.125%, 11/21/17	240	242
CME Group 5.400%, 08/01/13	210	227
CNA Financial 7.350%, 11/15/19	100	100
Columbus Southern Power 5.500%, 03/01/13	235	248
Comcast 5.875%, 02/15/18	90	96
5.300%, 01/15/14	235	251
Computer Sciences 6.500%, 03/15/18	225	246
5.500%, 03/15/13	115	122
ConocoPhillips 5.750%, 02/01/19	175	192
4.600%, 01/15/15	345	366
Costco Wholesale 5.300%, 03/15/12	370	399
Countrywide Home Loans 4.000%, 03/22/11	45	46
Covidien International Finance 5.450%, 10/15/12	105	114
CRH America 6.000%, 09/30/16	215	225
Cricket Communications 9.375%, 11/01/14	340	342
CSC Holdings 144A, 8.625%, 02/15/19	175	188
Dell 3.375%, 06/15/12	110	114
Discover Bank 8.700%, 11/18/19	250	268
Dominion Resources 8.875%, 01/15/19	70	87
5.600%, 11/15/16	160	166
Duke Energy Indiana 6.050%, 06/15/16	220	236
Eaton 5.600%, 05/15/18	150	157
EI du Pont de Nemours 5.875%, 01/15/14	215	237
3.250%, 01/15/15	260	258
Energy Transfer Partners LP 9.000%, 04/15/19	95	113
8.500%, 04/15/14	245	283
Enterprise Products Operating 6.125%, 10/15/39	135	130
EQT 8.125%, 06/01/19	80	92
ERP Operating LP 5.125%, 03/15/16	185	180
Exelon Generation 6.250%, 10/01/39	135	138
Express Scripts 6.250%, 06/15/14	245	267
Fannie Mae 5.125%, 01/02/14	235	249
France Telecom 4.375%, 07/08/14	125	131
General Electric Capital 5.875%, 01/14/38	345	319
5.625%, 05/01/18	160	164
3.500%, 08/13/12	115	117
Goldman Sachs Group 6.750%, 10/01/37	95	98
5.950%, 01/18/18	130	137
3.625%, 08/01/12	115	118
Goodyear Tire & Rubber 10.500%, 05/15/16	95	105
Hewlett-Packard 6.125%, 03/01/14	180	201
4.250%, 02/24/12	200	210
Home Depot 5.200%, 03/01/11	180	187
Honeywell International 4.250%, 03/01/13	215	226
Hospira 6.050%, 03/30/17	190	199
International Business Machines 7.625%, 10/15/18	250	305
4.750%, 11/29/12	180	193
International Lease Finance, MTN, 5.750%, 06/15/11	180	165
Ipalco Enterprises 144A, 7.250%, 04/01/16	145	145
ITT 4.900%, 05/01/14	315	330
John Deere Capital, MTN, 5.400%, 10/17/11	290	310
Kerr-McGee 6.950%, 07/01/24	200	217
Koninklijke Philips Electronics 5.750%, 03/11/18	100	106
Kroger 7.500%, 01/15/14	100	114
L-3 Communications 144A, 5.200%, 10/15/19	85	84
Leucadia National 7.125%, 03/15/17	100	94
Lorillard Tobacco 8.125%, 06/23/19	115	126
Lowe's 6.650%, 09/15/37	80	91
5.500%, 10/15/35	110	108
Lubrizol 8.875%, 02/01/19	95	118
Marathon Oil 6.000%, 10/01/17	135	143
Masco 6.125%, 10/03/16	125	119
Mead Johnson Nutrition 144A, 4.900%, 11/01/19	165	164
Merrill Lynch 6.400%, 08/28/17	95	100
Merrill Lynch, MTN, 6.875%, 04/25/18	500	539
MetLife 5.375%, 12/15/12	140	149
Midamerican Energy Holdings 5.875%, 10/01/12	200	218
National Fuel Gas 8.750%, 05/01/19	105	123
New Albertsons 8.000%, 05/01/31	175	159
New Cingular Wireless Services 8.750%, 03/01/31	160	207
Nisource Finance 10.750%, 03/15/16	95	117
Nokia OYJ 5.375%, 05/15/19	210	214
Nova Chemicals 144A, 8.625%, 11/01/19	175	178
Novartis Capital 4.125%, 02/10/14	240	252
NRG Energy 7.375%, 01/15/17	175	175
Petrobras International Finance 6.875%, 01/20/40	50	51
Pfizer 4.450%, 03/15/12	305	323
PNC Funding 4.250%, 09/21/15	200	204
Prudential Financial, MTN, 5.100%, 09/20/14	155	162
PSEG Power 7.750%, 04/15/11	55	59
6.950%, 06/01/12	435	475
Quest Diagnostics 4.750%, 01/30/20	125	122
QVC 144A, 7.500%, 10/01/19	275	281
Qwest 8.875%, 03/15/12	155	167
Raytheon 4.400%, 02/15/20	185	182
Rogers Communications 6.800%, 08/15/18	195	218
Safeway 6.250%, 03/15/14	215	236
Sempra Energy 6.500%, 06/01/16	115	125
Simon Property Group LP 5.750%, 12/01/15	215	219
SLM, MTN, 5.375%, 01/15/13	175	165
Southern Power 6.250%, 07/15/12	355	387
Spectra Energy Capital 5.668%, 08/15/14	135	146
5.650%, 03/01/20	135	136
Starwood Hotels & Resorts Worldwide 7.875%, 10/15/14	300	321
State Street 4.300%, 05/30/14	110	114
Teck Resources 10.250%, 05/15/16	205	239
Telecom Italia Capital 4.950%, 09/30/14	180	187
Telefonica Emisiones SAU 4.949%, 01/15/15	190	203
Tesoro 9.750%, 06/01/19	245	254
Time Warner Cable 8.250%, 02/14/14	170	199
5.850%, 05/01/17	215	226
TransCanada PipeLines 7.625%, 01/15/39	200	246
Tyco Electronics Group 6.550%, 10/01/17	210	217
Tyco International Finance 8.500%, 01/15/19	145	175
Tyson Foods 10.500%, 03/01/14	270	308
Union Electric 6.700%, 02/01/19	120	132
United Rentals North America 9.250%, 12/15/19	200	207
United Technologies 6.125%, 02/01/19	80	88
UnitedHealth Group 5.250%, 03/15/11	340	352
Valero Energy 9.375%, 03/15/19	60	71
6.625%, 06/15/37	75	70
Verizon Wireless Capital 8.500%, 11/15/18	225	279
Washington Mutual Finance 6.875%, 05/15/11	125	131
Waste Management 7.375%, 03/11/19	105	121
6.125%, 11/30/39	60	60
Westar Energy 6.000%, 07/01/14	70	76
Westpac Banking 2.250%, 11/19/12	175	175
Willis North America 6.200%, 03/28/17	90	89
Wisconsin Electric Power 6.250%, 12/01/15	245	280
Wyeth 5.500%, 02/01/14	335	365
Wynn Las Vegas 6.625%, 12/01/14	400	387
Xcel Energy 5.613%, 04/01/17	377	389
Total Corporate Bond (Cost $26,702)		28,323
U.S. Government Agency Obligations - 28.0%
FNMA 6.500%, 09/01/36	755	811
6.500%, 08/01/37	31	33
6.000%, 11/01/36	162	172
6.000%, 12/01/36	278	295
6.000%, 08/01/37	793	841
6.000%, 11/01/37	624	662
6.000%, 04/01/39	597	633
5.500%, 05/01/23	62	65
5.500%, 12/01/35	463	486
5.500%, 01/01/36	372	391
5.500%, 02/01/36	241	254
5.500%, 04/01/36	80	84
5.500%, 11/01/36	383	402
5.500%, 11/01/36	1,253	1,313
5.500%, 12/01/36	696	730
5.500%, 08/01/37	325	342
5.500%, 03/01/38	436	457
5.500%, 06/01/38	464	486
5.500%, 12/01/38	640	671
5.000%, 12/01/23	201	211
5.000%, 03/01/24	276	289
5.000%, 03/01/36	375	386
5.000%, 03/01/38	1,210	1,244
5.000%, 04/01/38	94	97
5.000%, 05/01/38	721	741
5.000%, 05/01/38	1,148	1,179
FHLMC Gold 6.000%, 09/01/37	264	281
6.000%, 12/01/37	142	151
5.500%, 01/01/24	185	196
5.500%, 11/01/36	229	240
5.500%, 12/01/36	340	357
5.000%, 04/01/23	330	346
5.000%, 11/01/23	222	232
5.000%, 09/01/35	458	470
Total U.S. Government Agency Obligations (Cost $15,053)		15,548
Mortgage Related - 9.1%
Banc of America Commercial Mortgage, CMBS, Ser 2006-4, Cl A4 5.634%, 07/10/46	505	473
Banc of America Mortgage Securities, CMO, Ser 2005-D, Cl 2A4 (B) 4.763%, 05/25/35	154	152
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2004-PWR5, Cl A4 4.831%, 07/11/42	485	474
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2005-T20, Cl A2 (C) 5.127%, 10/12/42	510	513
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2006-PW13, Cl A4 5.540%, 09/11/41	635	618
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2006-PW14, Cl A4 5.201%, 12/11/38	290	279
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2006-T22, Cl A2 (C) 5.463%, 04/12/38	305	310
Citigroup Commercial Mortgage Trust, CMBS, Ser 2004-C2, Cl A3 4.380%, 10/15/41	475	477
Citigroup/Deutsche Bank Commercial Mortgage Trust, CMBS, Ser 2007-CD5, Cl A4 (C) 5.886%, 11/15/44	690	618
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2004-CBX, Cl A4 4.529%, 01/12/37	150	151
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2005-LDP1, Cl A2 4.625%, 03/15/46	397	396
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2006-LDP9, Cl A3 5.336%, 05/15/47	230	199
Prime Mortgage Trust, CMO, Ser 2005-2, Cl 1A3 5.250%, 07/25/20	392	394
Total Mortgage Related (Cost $4,811)		5,054
U.S. Treasury Obligations - 8.3%
U.S. Treasury Bond 4.250%, 05/15/39	1,135	1,065
U.S. Treasury Note 3.625%, 08/15/19	1,070	1,052
3.375%, 11/15/19	500	481
2.375%, 10/31/14	1,155	1,142
1.375%, 02/15/12	880	883
Total U.S. Treasury Obligations (Cost $4,751)		4,623
Asset-Backed Securities - 0.9%
Automobile - 0.4%
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A4 3.300%, 09/15/15	205	210
Total Automobile		210
Other - 0.5%
John Deere Owner Trust, Ser 2009-A, Cl A3 2.590%, 10/15/13	180	183
John Deere Owner Trust, Ser 2009-A, Cl A4 3.960%, 05/16/16	100	104
Total Other		287
Total Asset-Backed Securities (Cost $485)		497
Money Market Fund - 3.1%
Dreyfus Cash Management Fund, Institutional Class, 0.070% (A) 0.070%,	1,715,575	1,716
Total Money Market Fund (Cost $1,716)		1,716
Total Investments - 100.3% (Cost $53,518)†		55,761
Other Assets and Liabilities, Net - (0.3)%		(179)
Total Net Assets - 100.0%		$55,582

144A - Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On December 31, 2009, the value of these securities amounted to $1,418 (000), representing 2.6% of the net assets of the Old Mutual Barrow Hanley Core Bond Fund.

(A) The rate reported represents the 7-day effective yield as of December 31, 2009.
(B) Floating Rate Security - The rate reported represents the security's rate as of December 31, 2009
(C) Variable Rate Security - The rate reported on the Schedule of Investments represents the effective yield at the time of purchase.

Cl - Class
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
LP - Limited Partnership
MTN - Medium Term Note
Ser - Series

† At December 31, 2009, the approximate tax basis cost of the Fund’s investments was $53,518 (000), and the unrealized appreciation and depreciation were $2,441 (000) and $(198) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of December 31, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Corporate Bond	$-	$28,323	$-	$28,323
U.S. Government Agency Obligations	-	15,548	-	15,548
Mortgage Related	-	5,054	-	5,054
U.S. Treasury Obligations	-	4,623	-	4,623
Asset-Backed Securities	-	497	-	497
Money Market Fund	1,716	-	-	1,716
Total Investments	$1,716	$54,045	$-	$55,761

Old Mutual Cash Reserves Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2009 (UNAUDITED)

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations - 46.3%
FFCB 2.375%, 04/07/10	$400	$402
FHLB (A) 0.310%, 01/13/10	500	500
0.300%, 01/08/10	700	700
0.300%, 01/20/10	500	500
0.295%, 01/22/10	600	600
0.295%, 02/10/10	1,000	1,000
FHLMC 0.300%, 01/25/10 (A)	1,500	1,500
0.295%, 02/08/10 (A)	600	600
0.255%, 02/22/10 (A)	600	600
0.245%, 03/31/10 (A)	500	500
0.240%, 03/01/10 (A)	700	700
0.240%, 03/23/10 (A)	500	500
0.205%, 03/15/10 (A)	700	700
0.205%, 03/22/10 (A)	400	400
0.200%, 04/07/10 (A)	600	599
0.200%, 04/19/10 (A)	400	400
0.185%, 05/17/10 (A)	500	499
0.182%, 05/04/10 (A)	300	300
0.180%, 05/11/10 (A)	1,000	999
0.139%, 02/04/10, MTN (B)	275	275
FNMA (A) 0.300%, 01/05/10	400	400
0.190%, 05/05/10	400	400
Total U.S. Government Agency Obligations (Cost $13,074)		13,074
Certificates of Deposit - 23.0%
Bank of America 0.610%, 01/06/10	300	300
Bank of Nova Scotia 0.330%, 03/04/10	400	400
Barclays Bank 0.430%, 05/05/10	300	300
BNP Paribas 0.320%, 05/04/10	600	600
Calyon 0.971%, 02/26/10 (B)	300	300
0.310%, 05/11/10	300	300
Canadian Imperial Bank of Commerce (B) 0.885%, 05/26/10	300	300
Citibank 0.210%, 03/02/10	400	400
Commonwealth 0.290%, 06/08/10	300	300
DNB Bank 0.270%, 01/15/10	300	300
0.270%, 06/09/10	300	300
Nordea Bank Finland 0.280%, 04/07/10	450	450
Rabobank 0.270%, 01/19/10	300	300
Societe Generale 0.300%, 05/17/10	200	200
0.250%, 01/14/10	300	300
Svenska Handelsbanken 0.871%, 06/10/10 (B)	200	200
0.300%, 05/13/10	200	200
Toronto Dominion 0.300%, 04/12/10	300	300
UBS 0.855%, 03/02/10	300	300
Westpac Banking 0.290, 04/07/10	450	449
Total Certificates of Deposit (Cost $6,499)		6,499
Commercial Paper (A) - 19.8%
Australia and New Zealand Banking Group 0.260%, 06/15/10	400	399
Bank of America 0.300%, 06/08/10	400	399
Cafco 0.245%, 02/08/10	400	400
Chariot Funding 144A 0.160%, 01/12/10	300	300
Ciesco 0.240%, 01/25/10	400	400
Clipper 0.230%, 01/08/10	400	400
Enterprise Funding 0.190%, 02/10/10	300	300
Falcon Asset Securitization 0.160%, 01/20/10	400	400
General Electric Capital 0.210%, 01/19/10	500	500
HSBC Bank 0.200%, 01/07/10	300	300
Jupiter Securitization 0.160%, 01/13/10	400	400
Kitty Hawk Funding 0.160%, 01/06/10	400	400
Park Avenue Receivables 0.150%, 01/05/10	300	300
Ranger Funding 0.190%, 01/25/10	300	300
Total Capital 0.190%, 03/04/10	400	400
Total Commercial Paper (Cost $5,598)		5,598
Corporate Bond (B) - 2.5%
Procter & Gamble 0.285%, 05/07/10	120	120
Procter & Gamble, MTN, 0.525%, 02/08/10	210	210
Toyota Motor Credit, MTN, 1.531%, 01/29/10	387	387
Total Corporate Bond (Cost $717)		717
Repurchase Agreement - 8.2%
Deutsche Bank Securities 0.01%, dated 12/31/09, to be repurchased on 01/04/2010, repurchase price $2,300,003 (collateralized by U.S. Government Obligations valued at $2,496,387, 7.000%, 06/01/2038, market value $2,333,604) (C)	2,300	2,300
Total Repurchase Agreement (Cost $2,300)		2,300
Total Investments - 99.8% (Cost $28,188)†		28,188
Other Assets and Liabilities, Net - 0.2%		69
Total Net Assets - 100.0%		$28,257

144A - Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On December 31, 2009, the value of these securities amounted to $300 (000), representing 1.1% of the net assets of the Old Mutual Cash Reserves Fund.

(A) Discount Note - the rate reported on the Schedule of Investments represents the effective yield at the time of purchase.
(B) Floating Rate Security - The rate reported represents the security's rate as of December 31, 2009.
(C) Tri-party repurchase agreement.

FFCB - Federal Farm Credit Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FHLB - Federal Home Loan Bank
MTN - Medium Term Note

Cost figures are shown with "000's" omitted

† For federal tax purposes, the Fund's approximate tax cost basis is equal to book cost.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of December 31, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
U.S. Government Agency Obligations	$-	$13,074	$-	$13,074
Certificates of Deposit	-	6,499	-	6,499
Commercial Paper	-	5,598	-	5,598
Corporate Bond	-	717	-	717
Repurchase Agreement	-	2,300	-	2,300
Total Investments	$-	$28,188	$-	$28,188

Old Mutual Dwight High Yield Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2009 (UNAUDITED)

Description	Face Amount (000)	Value (000)
Corporate Bond - 96.0%
Alliance One International 144A, 10.000%, 07/15/16	$300	$315
American Axle & Manufacturing Holdings 144A, 9.250%, 01/15/17	20	20
Aramark 3.781%, 02/01/15 (A)	173	158
Ashtead Holdings 144A, 8.625%, 08/01/15	300	301
Axtel SAB de CV 144A, 9.000%, 09/22/19	200	205
Casella Waste Systems 144A, 11.000%, 07/15/14	300	325
CEVA Group 144A, 11.625%, 10/01/16	275	282
Chesapeake Energy 6.375%, 06/15/15	128	125
Clear Channel Worldwide Holdings 144A, 9.250%, 12/15/17	160	165
CNH America 7.250%, 01/15/16	310	306
Coleman Cable 9.875%, 10/01/12	300	301
Commercial Barge Line 144A, 12.500%, 07/15/17	300	312
Con-way 7.250%, 01/15/18	125	126
6.700%, 05/01/34	275	216
Denbury Resources 7.500%, 12/15/15	200	200
E*Trade Financial 7.875%, 12/01/15	261	243
Ford Motor Credit 7.500%, 08/01/12	200	202
Freedom Group 144A, 10.250%, 08/01/15	150	159
Frontier Communications 9.000%, 08/15/31	367	361
Geokinetics Holdings 144A, 9.750%, 12/15/14	100	98
GMAC 7.000%, 02/01/12	153	151
Goodyear Tire & Rubber 10.500%, 05/15/16	300	331
Headwaters 144A, 11.375%, 11/01/14	250	261
Interface 11.375%, 11/01/13	125	140
9.500%, 02/01/14	125	123
JBS USA Finance 144A, 11.625%, 05/01/14	200	226
Kansas City Southern de Mexico SA de CV 9.375%, 05/01/12	75	78
Kansas City Southern Railway 8.000%, 06/01/15	125	130
Macy's Retail Holdings 8.875%, 07/15/15	125	138
Mashantucket Western Pequot Tribe 144A, 8.500%, 11/15/15	700	171
MGM Mirage 6.625%, 07/15/15	80	62
MGM Mirage 5.875%, 02/27/14	90	72
Navios Maritime Finance US 144A, 8.875%, 11/01/17	250	260
Navistar International 8.250%, 11/01/21	300	307
NCL 144A, 11.750%, 11/15/16	200	197
PE Paper Escrow 144A, 12.000%, 08/01/14	350	387
PNC Preferred Funding Trust III 144A, 8.700%, 02/28/2049 (B)	350	358
Provident 7.250%, 03/15/28	367	303
Steel Dynamics 6.750%, 04/01/15	150	149
Sun Media 7.625%, 02/15/13	320	292
Syniverse Technologies 7.750%, 08/15/13	375	373
Teck Resources 10.750%, 05/15/19	300	359
Terex 10.875%, 06/01/16	250	279
Toys R US 7.875%, 04/15/13	80	80
True Temper Sports 8.375%, 09/15/11 (C)(D)	325	-
United Airlines 12.750%, 07/15/12	315	326
United Maritime Group Finance 144A, 11.750%, 06/15/15	150	150
Valassis Communications 8.250%, 03/01/15	327	326
Xerox Capital Trust I 8.000%, 02/01/27	100	99
Total Corporate Bond (Cost $10,341)		10,548
Asset-Backed Securities - 2.0%
Home Equity - 0.4%
Residential Funding Mortgage Securities II, Ser 2006-HSA2, Cl AI2 (B) 5.500%, 03/25/36	44	39
Total Home Equity		39
Other - 1.6%
Countrywide Asset-Backed Certificates, Ser 2003-2, Cl M2 (A) 2.706%, 03/26/33	245	41
Textainer Marine Containers 144A, Ser 2005-1A, Cl A (A) 0.483%, 05/15/20	163	138
Total Other		179
Total Asset-Backed Securities (Cost $400)		218
Mortgage Related - 1.3%
Deutsche ALT-A Securities Alternate Loan Trust, CMO, Ser 2007-RMP1, Cl A1B (A) 0.351%, 12/25/36	40	39
Granite Master Issuer, CMO, Ser 2007-1, Cl 2A1 (A) 0.303%, 12/20/54	125	111
Total Mortgage Related (Cost $153)		150
Total Investments - 99.3% (Cost $10,894)†		10,916
Other Assets and Liabilities, Net - 0.7%		74
Total Net Assets - 100.0%		$10,990

144A - Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On December 31, 2009, the value of these securities amounted to $4,330 (000), representing 39.4% of the net assets of the Old Mutual Dwight High Yield Fund.

(A) Floating Rate Security - The rate reported represents the security's rate as of December 31, 2009.
(B) Variable Rate Security - The rate reported on the Schedule of Investments represents the effective yield at the time of purchase.
(C) Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
(D) Security deemed to be illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. As of December 31, 2009, the value of these securities amounted to $0 (000), representing 0.0% of the net assets of the Old Mutual Dwight High Yield Fund.

Cl - Class
CMO - Collateralized Mortgage Obligation
Ser - Series

† At December 31, 2009, the approximate tax basis cost of the Fund’s investments was $10,894 (000), and the unrealized appreciation and depreciation were $986 (000) and $(964) (000), respectively.

Amounts designated as "-" are either $0 or have been rounded to $0.
Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of December 31, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Corporate Bond	$-	$10,548	$-	$10,548
Asset-Backed Securities	-	218	-	218
Mortgage Related	-	150	-	150
Total Investments	$-	$10,916	$-	$10,916

Old Mutual Dwight Intermediate Fixed Income Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2009 (UNAUDITED)

Description	Face Amount (000)/ Shares	Value (000)
U.S. Government Agency Obligations - 28.7%
FNMA 6.500%, 11/01/36	$817	$877
6.026%, 10/01/36 (B)	44	46
6.000%, 02/01/23	56	60
6.000%, 11/01/35	256	272
6.000%, 06/01/36	2,161	2,299
6.000%, 11/01/36	76	81
6.000%, 09/01/37	100	106
6.000%, 10/01/37 (F)	123	130
6.000%, 02/01/39	1,891	2,006
6.000%, 04/01/39	2,879	3,058
5.500%, 03/01/20	95	101
5.500%, 04/01/21	58	61
5.500%, 11/01/21	69	73
5.500%, 02/01/24	99	105
5.500%, 06/01/33	192	202
5.500%, 10/01/35	444	466
5.500%, 01/01/36	4,116	4,324
5.500%, 07/01/36	138	145
5.500%, 01/01/37	477	501
5.500%, 08/01/37	68	72
5.500%, 08/01/37	16	17
5.500%, 08/01/37	3,421	3,594
5.000%, 03/01/20	57	60
5.000%, 06/01/23	1,209	1,264
5.000%, 09/01/35	660	679
5.000%, 10/01/35	1,281	1,317
4.500%, 02/01/35 (G)	790	792
FNMA TBA 5.000%, 01/15/2020	100	104
FHLMC Gold 5.500%, 02/01/21	216	229
5.500%, 02/01/21	30	32
5.500%, 05/01/21	67	71
5.500%, 06/01/22	2	2
5.500%, 08/01/37	117	123
5.500%, 09/01/17	52	56
5.000%, 11/01/21	17	18
4.500%, 05/01/23 (G)	995	1,025
4.500%, 05/01/23 (G)	2,481	2,556
GNMA 5.000%, 09/15/39	100	103
5.000%, 10/15/39	1,995	2,055
5.000%, 11/15/39	1,199	1,235
5.000%, 11/15/39	1,598	1,647
Total U.S. Government Agency Obligations (Cost $31,435)		31,964
Corporate Bond - 24.5%
American Axle & Manufacturing Holdings 144A, 9.250%, 01/15/17	160	162
Anheuser-Busch InBev Worldwide 144A, 7.750%, 01/15/19	330	386
5.375%, 01/15/20	267	272
ArcelorMittal 9.000%, 02/15/15	700	827
Arch Coal 144A, 8.750%, 08/01/16	355	375
Ashtead Capital 144A, 9.000%, 08/15/16	258	258
Ashtead Holdings 144A, 8.625%, 08/01/15	44	44
AT&T 5.800%, 02/15/19	750	799
Axtel SAB de CV 144A, 9.000%, 09/22/19	210	215
Bank of America, MTN, 7.375%, 05/15/14	599	680
Barclays Bank 5.000%, 09/22/16	464	474
BP Capital Markets 3.125%, 03/10/12	247	254
CareFusion 144A, 5.125%, 08/01/14	90	95
Case New Holland 7.125%, 03/01/14	25	25
Cenovus Energy 144A, 4.500%, 09/15/14	470	485
Citigroup 5.850%, 07/02/13	400	416
CNH America 7.250%, 01/15/16	230	227
Con-way 7.250%, 01/15/18	48	48
6.700%, 05/01/34	182	143
Denbury Resources 9.750%, 03/01/16	186	199
Diamond Offshore Drilling 5.875%, 05/01/19	168	179
Discover Bank 8.700%, 11/18/19	316	339
DP World Sukuk 144A, 6.250%, 07/02/17	560	484
D.R. Horton 9.750%, 09/15/10	60	62
Embarq 7.082%, 06/01/16	560	619
Enterprise Products Operating 9.750%, 01/31/14	154	184
5.250%, 01/31/20	153	151
Exelon 4.900%, 06/15/15	300	309
Fiserv 6.800%, 11/20/17	725	800
Ford Motor Credit 7.500%, 08/01/12	223	225
Freeport-McMoRan Copper & Gold 8.375%, 04/01/17	109	119
Frontier Communications 8.125%, 10/01/18	57	58
General Electric Capital, MTN, 5.720%, 08/22/11	305	310
Geokinetics Holdings 144A, 9.750%, 12/15/14	209	205
Goldman Sachs Group 5.950%, 01/18/18	265	280
Goodyear Tire & Rubber 10.500%, 05/15/16	405	448
Halliburton 6.150%, 09/15/19	171	191
Headwaters 144A, 11.375%, 11/01/14	492	513
Illinois Tool Works 6.250%, 04/01/19	180	201
Ingersoll-Rand Global Holding 9.500%, 04/15/14	95	114
Interface 11.375%, 11/01/13	190	212
Interface 9.500%, 02/01/14	169	166
JBS USA Finance 144A, 11.625%, 05/01/14	100	113
JC Penney 9.000%, 08/01/12	25	28
John Deere Capital, MTN, 5.250%, 10/01/12	225	243
JPMorgan Chase 6.300%, 04/23/19	388	427
Kansas City Southern 9.375%, 05/01/12	99	103
Landry's Restaurants 144A, 11.625%, 12/01/15	250	265
Limited Brands 144A, 8.500%, 06/15/19	220	239
Macy's Retail Holdings 8.875%, 07/15/15	241	266
5.350%, 03/15/12	46	47
Manufacturers & Traders Trust 6.625%, 12/04/17	225	231
Morgan Stanley 4.200%, 11/20/14	677	677
Navistar International 8.250%, 11/01/21	256	262
NCL 144A, 11.750%, 11/15/16	195	193
Pfizer 6.200%, 03/15/19	225	250
Philip Morris International 6.875%, 03/17/14	805	912
Pioneer Natural Resources 7.500%, 01/15/20	230	230
PNC Bank NA 6.000%, 12/07/17	565	574
Protective Life 7.375%, 10/15/19	400	401
Qwest Communications International 144A, 8.000%, 10/01/15	172	177
Regions Bank 7.500%, 05/15/18	250	229
Rio Tinto Finance USA 8.950%, 05/01/14	700	839
Royal Bank of Scotland Group 6.400%, 10/21/19	431	430
Royal Caribbean Cruises 7.000%, 06/15/13	18	18
6.875%, 12/01/13	123	121
Sempra Energy 6.500%, 06/01/16	145	157
Steel Dynamics 6.750%, 04/01/15	272	270
Suncor Energy 6.100%, 06/01/18	181	194
SunTrust Bank 7.250%, 03/15/18	548	572
Teck Resources 10.750%, 05/15/19	117	140
10.250%, 05/15/16	25	29
9.750%, 05/15/14	50	58
Tengizchevroil Finance SARL 144A, 6.124%, 11/15/14	393	393
Terex 10.875%, 06/01/16	284	317
TransAlta 4.750%, 01/15/15	445	448
United Airlines 12.750%, 07/15/12	515	532
United Maritime Group Finance 144A, 11.750%, 06/15/15	266	267
Valassis Communications 8.250%, 03/01/15	20	20
Verizon Wireless Capital 5.550%, 02/01/14	375	407
3.750%, 05/20/11	350	361
Waste Management 6.375%, 03/11/15	90	100
WEA Finance 144A, 7.125%, 04/15/18	575	629
Wells Fargo 4.375%, 01/31/13	407	423
Woodside Finance 144A, 8.125%, 03/01/14	470	537
WPP Finance UK 8.000%, 09/15/14	500	569
Xcel Energy 5.613%, 04/01/17	293	302
Xerox 8.250%, 05/15/14	385	442
Xerox 4.250%, 02/15/15	335	333
Xstrata Finance Canada 144A, 5.500%, 11/16/11	55	58
Total Corporate Bond (Cost $25,569)		27,386
U.S. Treasury Obligations - 23.7%
U.S. Treasury Bond 4.250%, 05/15/39	295	277
U.S. Treasury Inflation Indexed Bond 2.375%, 01/15/25 (E)	260	315
U.S. Treasury Note 3.375%, 11/15/19	2,830	2,722
3.250%, 12/31/16	1,030	1,021
2.375%, 10/31/14	4,173	4,128
2.125%, 11/30/14	4,004	3,909
1.750%, 11/15/11	50	51
1.375%, 05/15/12	53	53
1.375%, 09/15/12	410	408
1.000%, 10/31/11	12,280	12,269
U.S. Treasury Inflation Indexed Note 2.000%, 01/15/14 (E)	520	643
2.000%, 07/15/14 (E)	520	632
Total U.S. Treasury Obligations (Cost $26,587)		26,428
Mortgage Related - 9.3%
Adjustable Rate Mortgage Trust, CMO, Ser 2004-4, Cl 3A1 (C) 3.488%, 03/25/35	10	9
Asset Securitization, CMBS, Ser 1997-D5, Cl A1D 6.850%, 02/14/43	281	292
Banc of America Commercial Mortgage, CMBS, Ser 2001-1, Cl A2 6.503%, 04/15/36	409	423
Banc of America Commercial Mortgage, CMBS, Ser 2001-PB1, Cl A2 (G) 5.787%, 05/11/35	440	456
Banc of America Commercial Mortgage, CMBS, Ser 2004-5, Cl A4 (C) 4.936%, 11/10/41	746	731
Banc of America Commercial Mortgage, CMBS, Ser 2005-6, Cl A4 (C)(G) 5.178%, 09/10/47	1,000	982
Banc of America Commercial Mortgage, CMBS, Ser 2006-5, Cl A1 (G) 5.185%, 09/10/47	993	1,008
Credit Suisse First Boston Mortgage Securities, CMBS, Ser 1997-C2, Cl D 7.270%, 01/17/35	208	216
DDR 144A, CMBS, Ser 2009-DDR1, Cl A 3.807%, 10/14/22	547	539
DLJ Commercial Mortgage, CMBS, Ser 2000-CF1, Cl A4 (C)(G) 8.020%, 06/10/33	50	51
FHLMC Multifamily Structured Pass Through Certificates, CMBS, K001, Cl A3 (C)(G) 5.469%, 01/25/12	18	19
GMAC Commercial Mortgage Securities, CMBS, Ser 2003-C2, Cl A1 4.576%, 05/10/40	856	874
GS Mortgage Securities Corp II, CMBS, Ser 2004-GG2, Cl A4 4.964%, 08/10/38	555	562
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2001-CIB2, Cl D (C)(G) 6.847%, 04/15/35	150	152
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2005-CB13, Cl A1 (G) 3.635%, 01/12/43	5	5
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2005-C7, Cl AM (C) 5.263%, 11/15/40	1,000	853
Merrill Lynch/Countrywide Commercial Mortgage Trust, CMBS, Ser 2006-4, Cl A1 (C)(G) 3.642%, 12/12/49	36	36
MLCC Mortgage Investors, CMO, Ser 2005-A, Cl A1 (B)(G) 0.461%, 03/25/30	14	11
Morgan Stanley Capital I, CMBS, Ser 2005-HQ7, Cl A1 (G) 3.864%, 11/14/42	11	11
Morgan Stanley Dean Witter Capital I, CMBS, Ser 2001-TOP3, Cl A4 6.390%, 07/15/33	875	912
Morgan Stanley Dean Witter Capital I, CMBS, Ser 2002-HQ, Cl A3 (G) 6.510%, 04/15/34	55	58
PNC Mortgage Acceptance, CMBS, Ser 2001-C1, Cl A2 (G) 6.360%, 03/12/34	702	726
Protective Finance 144A, CMBS, Ser 2007-PLA, Cl A1 5.325%, 03/14/38	758	783
TIAA Seasoned Commercial Mortgage Trust, CMBS, Ser 2007-C4, Cl A1 (C) 5.669%, 08/15/39	564	583
Wachovia Bank Commercial Mortgage Trust, CMBS, Ser 2005-C20, Cl AMFX (C)(G) 5.179%, 07/15/42	80	68
Total Mortgage Related (Cost $10,418)		10,360
Asset-Backed Securities - 9.0%
Automobile - 3.7%
Ford Credit Auto Owner Trust, Ser 2009-E, Cl A3 1.510%, 01/15/14	1,000	995
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A3 (G) 2.790%, 01/15/13	1,000	1,020
Nissan Auto Receivables Owner Trust, Ser 2008-B, Cl A3 (G) 4.460%, 04/16/12	1,070	1,097
Volkswagen Auto Loan Enhanced Trust, Ser 2008-1, Cl A3 (G) 4.500%, 07/20/12	1,000	1,025
Total Automobile		4,137
Credit Card - 4.1%
American Express Credit Account Master Trust, Ser 2007-3, Cl A (B)(G) 0.233%, 10/15/12	1,000	999
American Express Credit Account Master Trust, Ser 2007-6, Cl A (B) 0.233%, 01/15/13	733	731
BA Credit Card Trust, Ser 2006-A16, Cl A16 (G) 4.720%, 05/15/13	1,000	1,031
Capital One Multi-Asset Execution Trust, Ser 2009-A2, Cl A2 (G) 3.200%, 04/15/14	1,025	1,052
Chase Issuance Trust, Ser 2005-A7, Cl A7 4.550%, 03/15/13	750	777
Total Credit Card		4,590
Home Equity - 0.3%
CIT Group Home Equity Loan Trust, Ser 2002-1, Cl AF5 (D)(G) 6.710%, 02/25/33	4	2
Equivantage Home Equity Loan Trust, Ser 1996-3, Cl A3 (G) 7.700%, 09/25/27	6	5
HFC Home Equity Loan Asset Backed Certificates, Ser 2006-2, Cl A1 (B)(G) 0.383%, 03/20/36	71	62
Residential Asset Securities, Ser 2001-KS3, Cl AI6 (C)(G) 5.960%, 09/25/31	20	17
Soundview Home Equity Loan Trust, Ser 2006-OPT3, Cl 2A2 (B)(G) 0.341%, 06/25/36	16	15
Terwin Mortgage Trust, Ser 2005-14HE, Cl AF2 (D)(G) 4.849%, 08/25/36	93	71
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI3 (C) 3.970%, 05/25/34	103	102
Total Home Equity		274
Other - 0.9%
Countrywide Asset-Backed Certificates, Ser 2003-2, Cl M2 (B)(G) 2.706%, 03/26/33	13	2
Countrywide Asset-Backed Certificates, Ser 2003-5, Cl MF2 (C) 5.959%, 11/25/33	40	22
Countrywide Asset-Backed Certificates, Ser 2005-7, Cl AF6 (C) 4.693%, 10/25/35	36	30
Oil and Gas Royalty Trust 144A, Ser 2005-1A, Cl A (H) 5.090%, 07/28/12	109	113
Peco Energy Transition Trust, Ser 2001-A, Cl A1 6.520%, 12/31/10	460	471
TXU Electric Delivery Transition Bond, Ser 2004-1, Cl A2 4.810%, 11/17/14	379	400
Total Other		1,038
Total Asset-Backed Securities (Cost $9,951)		10,039
Money Market Fund - 4.7%
Dreyfus Cash Management Fund, Institutional Class, 0.070% (A)	5,243,274	5,243
Total Money Market Fund (Cost $5,243)		5,243
Total Investments - 99.9% (Cost $109,203)†		111,420
Other Assets and Liabilities, Net - 0.1%		110
Total Net Assets - 100.0%		$111,530

144A - Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On December 31, 2009, the value of these securities amounted to $7,800 (000), representing 7.0% of the net assets of the Old Mutual Dwight Intermediate Fixed Income Fund.

(A) The rate reported represents the 7-day effective yield as of December 31, 2009.
(B) Floating Rate Security - The rate reported represents the security's rate as of December 31, 2009.
(C) Variable Rate Security - The rate reported on the Schedule of Investments represents the effective yield at the time of purchase.
(D) The rate shown reflects the coupon rate after the step date.
(E) Inflation-Indexed Bond/Note - The principal amount of this security is adjusted for inflation.
(F) Interest Only
(G) All or a portion of this security is held as cover for TBAs.
(H) Security deemed to be illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. On December 31, 2009, the value of these securities amounted to $113 (000), representing 0.1% of the net assets of the Old Mutual Dwight Intermediate Fixed Income Fund.

Cl - Class
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
MTN - Medium Term Note
Ser - Series

TBA - Security traded under delayed delivery commitments settling after December 31, 2009. Income on this security will not be earned until the settlement date

† At December 31, 2009, the approximate tax basis cost of the Fund’s investments was $109,203 (000), and the unrealized appreciation and depreciation were $2,867 (000) and $(650) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of December 31, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
U.S. Government Agency Obligations	$-	$31,964	$-	$31,964
Corporate Bond	-	27,386	-	27,386
U.S. Treasury Obligations	-	26,428	-	26,428
Mortgage Related	-	9,577	783	10,360
Asset-Backed Securities	-	9,926	113	10,039
Money Market Fund	5,243	-	-	5,243
Total Investments	$5,243	$105,281	$896	$111,420

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used in determining fair value (000).

Investments
Balance as of September 30, 2009	$1,024
Realized gain (loss)	(8)
Change in unrealized appreciation (depreciation)	3
Accrued discounts/premiums	-
Net purchases (sales)	(123)
Transfers in and/or out of Level 3	-
Balance as of December 31, 2009	$896

The information used in the above reconciliation represents fiscal year to date activity for any investment in securities identified as using Level 3 inputs at either the beginning or the end of the current reporting period. Transfers in and/or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security where a change in the input level occurred from the beginning to the end of the reporting period.

Old Mutual Dwight Short Term Fixed Income Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2009 (UNAUDITED)

Description	Face Amount (000)/ Shares	Value (000)
Mortgage Related - 27.8%
Banc of America Commercial Mortgage, CMBS, Ser 2001-PB1, Cl A2 5.787%, 05/11/35	$1,321	$1,368
Banc of America Commercial Mortgage, CMBS, Ser 2004-4, Cl A3 4.128%, 07/10/42	537	537
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2000-WF2, Cl B (C) 7.460%, 10/15/32	1,500	1,512
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2001-TOP4, Cl A1 5.060%, 11/15/16	348	353
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2002-PBW1, Cl A1 (C) 3.970%, 11/11/35	289	293
Chase Commercial Mortgage Securities, CMBS, Ser 1999-2, Cl B (C) 7.343%, 01/15/32	623	622
Citigroup Commercial Mortgage Trust 144A, CMBS, Ser 2005-EMG, Cl A2 4.221%, 09/20/51	4	4
Citigroup Commercial Mortgage Trust, CMBS, Ser 2005-C3, Cl A1 4.391%, 05/15/43	913	912
Commercial Mortgage Pass Through Certificates, CMBS, Ser 2005-LP5, Cl A2 4.630%, 05/10/43	520	520
Credit Suisse First Boston Mortgage Securities, CMBS, Ser 1997-C2, Cl D 7.270%, 01/17/35	593	614
Diversified REIT Trust 144A, CMBS, Ser 2000-1A, Cl C 6.971%, 03/08/10	2,440	2,457
Fannie Mae REMICs, CMO, Ser 2003-92, Cl JW 5.000%, 07/25/28	2,850	2,975
Fannie Mae REMICs, CMO, Ser 2006-63, Cl QB 5.500%, 09/25/27	698	720
Fannie Mae REMICs, CMO, Ser 2007-79, Cl MA 5.500%, 12/25/28	1,728	1,800
Fannie Mae REMICs, CMO, Ser 2008-16, Cl A 5.500%, 12/25/28	992	1,007
Freddie Mac REMICs, CMO, Ser 2592, Cl PE (F) 5.000%, 01/15/17	1,352	1,397
Freddie Mac REMICs, CMO, Ser 2623, Cl AJ 4.500%, 07/15/16	2,400	2,463
Freddie Mac REMICs, CMO, Ser 2868, Cl BE 4.250%, 08/15/24	1,465	1,507
Freddie Mac REMICs, CMO, Ser 2890, Cl QA 5.000%, 01/15/18	802	825
Freddie Mac REMICs, CMO, Ser 2916, Cl YE 5.000%, 11/15/26	1,549	1,603
Freddie Mac REMICs, CMO, Ser 2989, Cl TE 5.000%, 12/15/22	1,545	1,591
Freddie Mac REMICs, CMO, Ser 3176, Cl HL 5.000%, 02/15/28	2,355	2,429
Freddie Mac REMICs, CMO, Ser 3405, Cl PA 5.000%, 10/15/31	1,811	1,881
Greenwich Capital Commercial Funding, CMBS, Ser 2005-GG3, Cl A2 4.305%, 08/10/42	1,919	1,915
GSR Mortgage Loan Trust, CMO, Ser 2005-AR3, Cl 3A2 (C)(F)(G) 3.842%, 05/25/35	1,311	387
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2001-CIB2, Cl A2 6.244%, 04/15/35	90	91
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2003-CB6, Cl A1 4.393%, 07/12/37	2,262	2,303
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2005-LDP1, Cl A2 4.625%, 03/15/46	967	966
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2005-LDP5, Cl A1 5.035%, 12/15/44	4,656	4,670
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2006-CB14, Cl A1 3.845%, 12/12/44	557	559
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2003-C8, Cl A2 4.207%, 11/15/27	433	435
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2005-C7, Cl A2 5.103%, 11/15/30	3,501	3,521
Lehman Brothers Floating Rate Commercial Mortgage Trust 144A, CMBS, Ser 2006-LLFA, Cl A1 (B)(F) 0.313%, 09/15/21	2,481	2,308
Merrill Lynch/Countrywide Commercial Mortgage Trust, CMBS, Ser 2006-2, Cl A1 (C) 5.773%, 06/12/46	553	561
Merrill Lynch/Countrywide Commercial Mortgage Trust, CMBS, Ser 2007-9, Cl A1 4.277%, 09/12/49	2,183	2,211
MLCC Mortgage Investors, CMO, Ser 2004-1, Cl 1A (C)(F) 3.489%, 12/25/34	965	880
Morgan Stanley Capital I, CMBS, Ser 2004-HQ3, Cl A2 4.050%, 01/13/41	2,174	2,187
Morgan Stanley Capital I, CMBS, Ser 2005-T19, Cl A1 4.478%, 06/12/47	653	654
Protective Finance 144A, CMBS, Ser 2007-PLA, Cl A1 5.325%, 03/14/38	852	879
Prudential Commercial Mortgage Trust, CMBS, Ser 2003-PWR1, Cl A1 3.669%, 02/11/36	603	608
Sequoia Mortgage Trust, CMO, Ser 2004-12, Cl A1 (B)(F) 0.503%, 01/20/35	967	755
Structured Asset Securities, CMO, Ser 2002-21A, Cl 4A1 (C) 3.052%, 11/25/32	1,702	1,559
Wells Fargo Mortgage Backed Securities Trust, CMO, Ser 2002-18, Cl 2A4 (F) 6.000%, 12/25/32	226	227
Wells Fargo Mortgage Backed Securities Trust, CMO, Ser 2005-AR3, Cl 2A1 (C)(F) 3.267%, 03/25/35	2,116	1,909
Total Mortgage Related (Cost $59,987)		58,975
Corporate Bond - 27.3%
Alabama Power 4.850%, 12/15/12	1,800	1,928
Andrew W Mellon Foundation 3.950%, 08/01/14	2,500	2,597
Bank of America 5.375%, 08/15/11	1,350	1,417
Bank One 7.875%, 08/01/10	3,000	3,128
BP Capital Markets 3.125%, 03/10/12	500	515
CDP Financial 144A, 3.000%, 11/25/14	3,500	3,415
Citigroup 2.875%, 12/09/11	1,100	1,133
Citigroup Funding 1.875%, 11/15/12	3,000	2,992
European Investment Bank 3.250%, 02/15/11	1,680	1,724
3.000%, 04/08/14	2,200	2,218
Federal Home Loan Banks 1.750%, 08/22/12	2,500	2,503
FIH Erhvervsbank A/S 144A, 0.645%, 09/29/10	2,500	2,496
Goldman Sachs Group 3.250%, 06/15/12	2,000	2,078
Hewlett-Packard 2.950%, 08/15/12	1,800	1,837
HSBC USA 3.125%, 12/16/11	2,438	2,523
International Bank for Reconstruction & Development 0.430%, 03/04/11 (B)	2,000	2,007
Kreditanstalt fuer Wiederaufbau 3.500%, 03/10/14	2,450	2,518
Kreditanstalt fuer Wiederaufbau, MTN, 0.532%, 03/02/11 (B)	2,000	2,003
Morgan Stanley 2.900%, 12/01/10	2,000	2,044
Pfizer 4.450%, 03/15/12	1,800	1,904
PNC Funding 2.300%, 06/22/12	1,500	1,525
Principal Life Income Funding Trusts 5.150%, 06/17/11	2,500	2,604
Roche Holdings 144A, 4.500%, 03/01/12	1,800	1,891
US Central Federal Credit Union 1.900%, 10/19/12	3,300	3,297
WT Finance Aust Pty/Westfield Capital/WEA Finance 144A, 4.375%, 11/15/10	2,410	2,476
Yale University, MTN, 2.900%, 10/15/14	3,212	3,200
Total Corporate Bond (Cost $57,004)		57,973
U.S. Treasury Obligations - 22.1%
U.S. Treasury Inflation Indexed Note 2.375%, 04/15/11 (E)	3,300	3,700
U.S. Treasury Note 2.625%, 12/31/14	2,000	1,994
2.375%, 10/31/14	6,000	5,935
1.375%, 05/15/12	290	290
1.375%, 09/15/12	2,220	2,210
1.125%, 12/15/12	5,000	4,920
1.000%, 08/31/11	10,000	10,005
1.000%, 10/31/11	13,000	12,988
1.000%, 12/31/11	5,000	4,986
Total U.S. Treasury Obligations (Cost $47,052)		47,028
U.S. Government Agency Obligations - 14.1%
FNMA
6.000%, 01/11/37	600	635
5.500%, 03/15/11 (F)	2,400	2,536
5.500%, 08/01/17	1,386	1,478
5.500%, 08/01/22	4,556	4,828
2.750%, 03/13/14	2,000	2,017
1.520%, 01/27/12	1,415	1,417
FNMA TBA 5.000%, 01/15/20	5,200	5,434
FHLMC 2.125%, 03/23/12 (F)	2,000	2,031
1.750%, 06/15/12	1,800	1,808
1.250%, 12/15/11	3,500	3,475
GNMA 5.000%, 09/15/39	4,210	4,337
Total U.S. Government Agency Obligations (Cost $29,779)		29,996
Asset-Backed Securities - 7.7%
Automobile - 4.8%
Ford Credit Auto Owner Trust, Ser 2008-B, Cl A3A 4.280%, 05/15/12	2,000	2,046
Ford Credit Auto Owner Trust, Ser 2009-E, Cl A3 1.510%, 01/15/14	3,425	3,407
Huntington Auto Trust 144A, Ser 2008-1A, Cl A3A 4.810%, 04/16/12	1,543	1,581
Nissan Auto Receivables Owner Trust, Ser 2008-B, Cl A3 4.460%, 04/16/12	3,000	3,075
Total Automobile		10,109
Credit Card - 0.9%
Capital One Multi-Asset Execution Trust, Ser 2009-A2, Cl A2 3.200%, 04/15/14	1,875	1,925
Total Credit Card		1,925
Home Equity - 0.1%
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI3 (C) 3.970%, 05/25/34	210	208
Total Home Equity		208
Other - 1.9%
Entergy Gulf States Reconstruction Funding, Ser 2007-A, Cl A1 5.510%, 10/01/13	2,609	2,769
Fannie Mae Whole Loan, Ser 2001-W4, Cl AF5 (D)(F) 6.114%, 02/25/32	142	136
Oil and Gas Royalty Trust 144A, Ser 2005-1A, Cl A (G) 5.090%, 07/28/12	1,053	1,087
Total Other		3,992
Total Asset-Backed Securities (Cost $15,868)		16,234
Money Market Fund - 5.1%
Dreyfus Cash Management Fund, Institutional Class, 0.070% (A)	10,792,963	10,793
Total Money Market Fund (Cost $10,793)		10,793
Total Investments - 104.1% (Cost $220,483)†		220,999
Other Assets and Liabilities, Net - (4.1)%		(8,629)
Total Net Assets - 100.0%		$212,370

144A - Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On December 31, 2009, the value of these securities amounted to $18,594 (000), representing 8.8% of the net assets of the Old Mutual Dwight Short Term Fixed Income Fund.

(A) The rate reported represents the 7-day effective yield as of December 31, 2009.
(B) Floating Rate Security - The rate reported represents the security's rate as of December 31, 2009.
(C) Variable Rate Security - The rate reported on the Schedule of Investments represents the effective yield at the time of purchase.
(D) The rate shown reflects the coupon rate after the step date.
(E) Inflation-Indexed Note - The principal amount of this security is adjusted for inflation.
(F) All or a portion of this security is held as cover for TBAs.
(G) Security deemed to be illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. On December 31, 2009, the value of these securities amounted to $1,474 (000), representing 0.7% of the net assets of the Old Mutual Dwight Short Term Fixed Income Fund.

Cl - Class
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
MTN - Medium Term Note
REMICs - Real Estate Mortgage Investment Conduits
Ser - Series
TBA - Security traded under delayed delivery commitments settling after December 31, 2009. Income on this security will not be earned until the settlement date

† At December 31, 2009, the approximate tax basis cost of the Fund’s investments was $220,483 (000), and the unrealized appreciation and depreciation were $2,605 (000) and $(2,089) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of December 31, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Mortgage Related	$-	$55,639	$3,336	$58,975
Corporate Bond	-	57,973	-	57,973
U.S. Treasury Obligations	-	47,028	-	47,028
U.S. Government Agency Obligations	-	29,996	-	29,996
Asset-Backed Securities	-	15,147	1,087	16,234
Money Market Fund	10,793	-	-	10,793
Total Investments	$10,793	$205,783	$4,423	$220,999

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used in determining fair value (000).

Investments
Balance as of September 30, 2009	$5,110
Realized gain (loss)	2
Change in unrealized appreciation (depreciation)	(20)
Accrued discounts/premiums	-
Net purchases (sales)	(416)
Transfers in and/or out of Level 3	(253)
Balance as of December 31, 2009	$4,423

The information used in the above reconciliation represents fiscal year to date activity for any investment in securities identified as using Level 3 inputs at either the beginning or the end of the current reporting period. Transfers in and/or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security where a change in the input level occurred from the beginning to the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Item 2.                      Controls and Procedures.

(a)           Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Funds II (the “registrant”) as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)           During the quarter ended December 31, 2009, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

Attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL FUNDS II

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, Principal Executive Officer

Date:	February 22, 2010

By:	/s/ Robert T. Kelly
Robert T. Kelly, Principal Financial Officer

Date:	February 22, 2010